As filed with the Securities and Exchange Commission on September 23, 2014

Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

(Check appropriate Box or Boxes)

Turner Funds

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

101 Federal Street

Boston, MA  02110

(Address of Principal Executive Offices)

484-329-2300

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael P. Malloy	Brian F. McNally
Drinker Biddle & Reath LLP	Turner Investments, L.P.
One Logan Square	1205 Westlakes Dr., Suite 100
Suite 2000	Berwyn, PA 19312-2414
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Units of beneficial interest

It is proposed that this filing will become effective on October 23, 2014 pursuant to Rule 488.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

Turner Funds

Turner Large Growth Fund

1205 Westlakes Drive, Suite 100

Berwyn, Pennsylvania 19312

[                   ], 2014

Dear Shareholder:

On behalf of the Board of Trustees of the Turner Funds (the “Trust”), we are pleased to invite you to a special meeting of shareholders of the Turner Large Growth Fund (the “Large Growth Fund”) to be held at 11:00 a.m. (Eastern time) on January 15, 2015 at the offices of Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 (the “Special Meeting”).  At the Special Meeting, you will be asked to approve a plan of reorganization, dated as of September 12, 2014 (the “Plan of Reorganization”), which contemplates the reorganization of the Large Growth Fund into the Turner Midcap Growth Fund (the “Midcap Growth Fund”).  Investor Class Shares and Institutional Class Shares of the Large Growth Fund will be subject to the reorganization.  Turner Investments, L.P. (“Turner”) will pay all costs associated with the reorganization.  The Large Growth Fund and the Midcap Growth Fund are sometimes referred to as the “Funds.”  The Midcap Growth Fund will be renamed Turner Growth Equity Fund effective January 1, 2015.

The Trustees of the Trust unanimously recommend that you vote to approve the proposed reorganization.

•                                          Similar Investment Objectives and Policies; Common Portfolio Management Team Members and Investment Adviser

The investment objectives of the Large Growth Fund, the “target” fund, and the Midcap Growth Fund, the “acquirer” fund are similar — the Large Growth Fund seeks long-term capital appreciation, while the Midcap Growth Fund seeks capital appreciation.  The Large Growth Fund invests primarily (at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential.  Large cap companies are defined by the Large Growth Fund for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more.  The Large Growth Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Midcap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential.  For this purpose, the Midcap Growth Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Midcap companies are defined by the Midcap Growth Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (the “Midcap Growth Index”).  The Midcap Growth Fund may continue to hold securities of companies whose market capitalizations were within such range at the time of purchase but whose current market capitalization may be outside of that range.  As of April 30, 2014, the market capitalization of the Midcap Growth Index ranged from $697 million to $35.6 billion.  The Midcap Growth Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index.

Turner serves as investment adviser to each of the Funds.  Christopher K. McHugh is the lead portfolio manager for the Midcap Growth Fund.  Christopher Baggini is the lead portfolio manager for the Large Growth Fund.  Effective January 1, 2015, the name of the MidCap Growth Fund will change to Turner Growth Equity Fund and Messrs. McHugh and Baggini will be co-lead portfolio managers of the Turner Growth Equity Fund.  Mr. McHugh co-founded Turner in 1990.  Mr. Baggini joined Turner in 2010.  As of August 31, 2014, the net assets of the Large Growth Fund and the Midcap Growth Fund were approximately $41 million and $236 million, respectively.

•                                          Total Operating Expenses; No Sales Loads

Both the gross and net total operating expense ratios for the Midcap Growth Fund are higher than those of the Large Growth Fund, as reflected in the Funds’ prospectuses dated January 31, 2014.  There will be no sales loads imposed in connection with the reorganization.  As of January 31, 2014, the date of the Funds’ most recent prospectuses, the gross and net total operating expense ratios of the Investor Class Shares of the Large Growth Fund were 1.21% and 0.94%, respectively. As of January 31, 2014, the gross and net total operating expense ratios of the Investor Class Shares of the Midcap Growth Fund were 1.33% and 1.18%, respectively.  As of January 31, 2014, the gross and net total operating expense ratios of the Institutional Class Shares of the Large Growth Fund were 0.96% and 0.69%, respectively. As of January 31, 2014, the gross and net total operating expense ratios of the Institutional Class Shares of the Midcap Growth Fund were 1.08% and 0.93%, respectively.  The Investment Adviser has contractually agreed to waive fees and expenses to keep “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of the Institutional Class and Investor Class of the Large Growth Fund (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2015.  The Investment Adviser has contractually agreed to waive fees and expenses to keep “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of the Institutional Class and Investor Class of the Midcap Growth Fund (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93% and 1.18%, respectively, through January 31, 2016.

•                                          MidCap Growth Fund has Better Relative Performance Over Most Periods

Although past performance is no assurance of future results, the investment performance of the Midcap Growth Fund over the one-, five- and ten-year periods ended December 31, 2013 has been better than that of the Large Growth Fund.  The investment performance of the Midcap Growth Fund over the first six months of 2014 has also been better than that of the Large Growth

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Fund, although the performance of the Large Growth Fund over the three-year period ended December 31, 2013 has been better than that of the Midcap Growth Fund.

•                                          Potential Economies of Scale; Likelihood of Liquidation if No Reorganization

As of July 31, 2014, the net assets of the Large Growth Fund and the Midcap Growth Fund were $41 million and $236 million, respectively.  Shareholders of both the Large Growth Fund and Midcap Growth Fund may benefit from the greater efficiencies and economies of scale that can result from an investment in a larger combined fund.  After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to the Trust, the Funds and Turner, the Trustees determined that the reorganization is in the best interests of the Large Growth and Midcap Growth Funds and their shareholders and that the interests of the existing shareholders of those Funds would not be diluted as a result of the reorganization. The Trustees considered a number of factors in making this determination, including but not limited to the similar investment objectives and policies of the Funds; the common portfolio management team members and investment adviser, the total operating expenses of the Funds, the better relative performance over most periods of the Midcap Growth Fund, the potential economies of scale that would result from the reorganization, and the likelihood that the investment adviser would recommend the closure and liquidation of the Large Growth Fund absent its reorganization into the Midcap Growth Fund.

The Midcap Growth Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the Large Growth Fund shares that you held immediately prior to the reorganization.  The net asset value of the Large Growth Fund will not be affected by the reorganization.  That means that the reorganization will not result in a dilution of any shareholder’s interest.  Therefore, the market value of your shares will remain the same, although the number of shares you own after the reorganization may change.  The exchange of Large Growth Fund shares for Midcap Growth Fund shares is intended to be tax-free under federal income tax laws.

For more information about the reorganization, please carefully review the enclosed materials.  The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus, a Proxy Ballot and a Fund prospectus are enclosed.

Please return your Proxy Ballot or follow the instructions in the enclosed materials to vote on-line or by telephone, so that your vote will be counted.

Your vote is important to us regardless of the number of shares that you own.  Please vote by returning your Proxy Ballot today in the enclosed postage-paid envelope.  You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.

If you have any questions about the reorganization, please do not hesitate to contact the Trust toll free at 1-800-224-6312.

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We look forward to your attendance at the Special Meeting or receiving your proxy card(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

Sincerely,

Stephen J. Negrotti
President and Trustee

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TURNER FUNDS

[            ], 2014

Questions & Answers

For Shareholders of the Large Growth Fund:

The following questions and answers provide an overview of the proposal to reorganize the Large Growth Fund into the Midcap Growth Fund.  We also encourage you to read the full text of the combined proxy statement/prospectus (the “Proxy/Prospectus”) that follows.

Q:            What are shareholders being asked to vote upon?

A:            Shareholders of the Turner Large Growth Fund (the “Large Growth Fund”) are being asked in the attached Proxy/Prospectus to consider and approve a proposal to reorganize that Fund into the Turner Midcap Growth Fund (the “Midcap Growth Fund”).  The Midcap Growth Fund will be renamed Turner Growth Equity Fund effective January 1, 2015.

Q:            Why has the reorganization of the Large Growth Fund into the Midcap Growth Fund been recommended?

A:            The Trustees of the Trust (the “Trustees”), including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), have determined that the reorganization of the Large Growth Fund into the Midcap Growth Fund is in the best interests of the shareholders of each of the Large Growth Fund and the Midcap Growth Fund and that interests of the existing shareholders of the Large Growth Fund and the Midcap Growth Fund will not be diluted as a result of the reorganization.

Shareholders of both the Large Growth Fund and Midcap Growth Fund may benefit from the greater efficiencies that could result from the reorganization.  The gross total operating expense ratio of the Midcap Growth Fund after the reorganization is expected to be higher than the current gross total operating expense ratio of the Large Growth Fund.  Turner has contractually committed to limit the expenses of the Large Growth Fund through January 31, 2015 and to limit expenses of the Midcap Growth Fund through January 31, 2016. Nonetheless, the net operating expense ratio of the combined fund is expected to be higher than that of the Large Growth Fund.

The Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to the reorganization, including but not limited to the similar investment objectives and policies of the Funds; the common portfolio management team members and investment adviser, the total operating expenses of the Funds, the better relative performance over most periods of the Midcap Growth Fund, the potential economies of scale that would result from the reorganization, and the likelihood that the investment adviser would recommend the closure and liquidation of the Large Growth Fund absent its reorganization into

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the Midcap Growth Fund.  The Trustees also considered that neither the Large Growth Fund nor the Midcap Growth Fund will bear any fees or expenses in connection with the reorganization.  Under the Plan of Reorganization, dated as of September 12, 2014 (the “Plan of Reorganization”), which contemplates the reorganization of the Large Growth Fund into the Midcap Growth Fund, all of the fees and expenses, estimated at approximately $[80,000], in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization whether or not the transactions contemplated are concluded will be paid by Turner Investments, L.P. (“Turner”).

Q:            What is the anticipated timing of the reorganization?

A:            The Special Meeting of shareholders to consider the proposal is scheduled to occur on January 15, 2015.  If all necessary approvals are obtained, the proposed reorganization will likely take place on or about January 20, 2015.

Q:            Who will receive the Proxy/Prospectus material?

A:            The Proxy/Prospectus will be mailed to all persons and entities that held shares of record in the Large Growth Fund on or about October 1, 2014.  Please note that in some cases record ownership of and/or voting authority over Large Growth Fund shares may reside with a fiduciary or other agent.  In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q:            How is the Large Growth Fund proposed to be reorganized?

A:            The Plan of Reorganization, approved by the Trustees, contemplates the reorganization of the Large Growth Fund into the Midcap Growth Fund.  If the reorganization is approved by shareholders, Large Growth Fund shareholders who do not wish to have their Large Growth Fund shares exchanged for shares of the Midcap Growth Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization.  If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.  You should consult your tax adviser for further information on the federal, state, local and foreign tax consequences relevant to your situation.

Q:            What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A:            The Trust will not bear any direct fees or expenses in connection with the reorganization.  Under the Plan of Reorganization, Turner has agreed to pay all of the fees and expenses in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization whether or not the transactions contemplated are concluded.

The exchange of Large Growth Fund shares for Midcap Growth Fund shares is intended to be tax-free under federal income tax laws, and the Funds have received a tax opinion to that effect.  Nonetheless, it is possible that the sale of securities by the Large Growth Fund prior to

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the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, might increase the amount of the final distribution made by the Large Growth Fund prior to the reorganization.  Immediately prior to the reorganization, the Large Growth Fund will declare and pay a final distribution to shareholders of all of the Large Growth Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the reorganization.

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Turner Funds

Turner Large Growth Fund

1205 Westlakes Drive, Suite 100

Berwyn, Pennsylvania 19312

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held On January 15, 2015

To Shareholders of the Turner Large Growth Fund:

NOTICE IS GIVEN THAT a special meeting (the “Special Meeting”) of the shareholders of the Turner Large Growth Fund (the “Large Growth Fund”) of the Turner Funds (the “Trust”), will be held at 11:00 a.m. (Eastern time), on January 15, 2015 at the offices of Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 for the purpose of considering and voting upon:

ITEM 1.  A proposal to approve a Plan of Reorganization which provides for and contemplates:  (1) the transfer of all of the assets and liabilities of the Large Growth Fund to the Turner Midcap Growth Fund (the “Midcap Growth Fund”) in exchange for Institutional Class Shares and Investor Class Shares of the Midcap Growth Fund; and (2) the distribution of the Institutional Class Shares of the Midcap Growth Fund to the shareholders of Institutional Class Shares of the Large Growth Fund and the distribution of the Investor Class Shares of the Midcap Growth Fund to the shareholders of Investor Class Shares of the Large Growth Fund in liquidation of the Large Growth Fund.

Item 1 is described in the attached Combined Proxy Statement/Prospectus.  The Trustees of the Trust (the “Trustees”) unanimously recommend that you vote in favor of the proposal.

Shareholders of record as of the close of business on October 1, 2014 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) or postponements thereof.

You are requested to mark, date, sign and return promptly in the enclosed envelope the accompanying proxy ballot that is being solicited by the Trustees.  This is important to ensure a quorum at the Special Meeting.  You also may return proxies by:  1) touch-tone voting or 2) voting on-line.  Proxies may be revoked at any time before they are exercised by submitting to the Trust a written notice of revocation, touch tone voting, voting on-line or a subsequently executed proxy or by attending the Special Meeting and voting in person.

By Order of the Board of Trustees,

Stephen J. Negrotti
President and Trustee, Turner Funds

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We need your proxy vote immediately.  You may think that your vote is not important, but it is.  By law, the Special Meeting will have to be adjourned with respect to the Large Growth Fund without conducting any business if shares representing a majority interest in the Large Growth Fund entitled to vote in person or by proxy at the meeting are not represented at the meeting.  In that event, the Trust would continue to solicit votes for a certain period of time in an attempt to achieve a quorum.  Your vote could be critical in allowing the Trust to hold the Special Meeting as scheduled, so please return your proxy ballot immediately or vote on-line or by telephone.

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COMBINED PROXY STATEMENT/PROSPECTUS

[                   ], 2014

TURNER FUNDS

1205 Westlakes Drive, Suite 100

Berwyn, Pennsylvania 19312

1-800-224-6312

This combined proxy statement/prospectus (“Proxy/Prospectus”) is being sent to shareholders of the Turner Large Growth Fund (the “Large Growth Fund”), a series of the Turner Funds, a Massachusetts business trust (the “Trust”).  The Trust’s Trustees (the “Trustees”) have called a Special Meeting of Shareholders (the “Special Meeting”) at the offices of Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 on January 15, 2015 at 11:00 a.m. Eastern time.

At the Special Meeting, shareholders will be asked:

•                  To approve a Plan of Reorganization dated as of September 12, 2014 (the “Plan of Reorganization”) which provides for and contemplates:  (1) the transfer of all of the assets and liabilities of the Large Growth Fund to the Turner Midcap Growth Fund (the “Midcap Growth Fund”) in exchange for Institutional Class Shares and Investor Class Shares of the Midcap Growth Fund; and (2) the distribution of the Institutional Class Shares of the Midcap Growth Fund to the shareholders of Institutional Class Shares of the Large Growth Fund and the distribution of the Investor Class Shares of the Midcap Growth Fund to the shareholders of Investor Class Shares of the Large Growth Fund in liquidation of the Large Growth Fund.

Plan of Reorganization.  The Plan of Reorganization, which is attached as Appendix A, provides for the transfer of all of the assets and liabilities of the Large Growth Fund to the Midcap Growth Fund in exchange for Institutional Class Shares and Investor Class Shares of the Midcap Growth Fund.  As a result of the reorganization, shareholders of the Large Growth Fund will become shareholders of the Midcap Growth Fund (the Large Growth Fund and Midcap Growth Fund are sometimes referred to as the “Funds”).  The transactions contemplated by the Plan of Reorganization are referred to collectively as the “Reorganization.”  The Midcap Growth Fund will be renamed Turner Growth Equity Fund effective January 1, 2015.

This Proxy/Prospectus sets forth concisely the information that a Large Growth Fund shareholder should know before voting on the Reorganization and investing in the Midcap Growth Fund, and should be retained for future reference.  It is both a proxy statement for the Special Meeting and a prospectus for the Midcap Growth Fund.

Additional information is set forth in the Statement of Additional Information dated [                     ], 2014, relating to this Proxy/Prospectus, in the statutory prospectus dated January

31, 2014, as supplemented, for the Turner Funds, and in the summary prospectus dated January 31, 2014, each of which is incorporated herein by reference.  The Statement of Additional Information relating to this Proxy/Prospectus is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling the Trust at the telephone number stated above or by writing the Trust at the following address:  Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  In addition, a current summary prospectus accompanies this Proxy/Prospectus.  The Annual Report for the Funds for the fiscal year ended September 30, 2013 and the Semiannual Report for the Funds for the six month period ended March 31, 2014 can each be obtained without charge by calling or writing the Trust at the telephone number or address stated above.  Each of these documents together with other information about the Funds is also available on the SEC’s website at www.sec.gov.

This Proxy/Prospectus is expected to be first sent to shareholders on or about [                     ], 2014.  Turner Investments, L.P. (“Turner”) has retained Broadridge to provide solicitation services in connection with the Special Meeting at an estimated cost of $[              ].  Turner will pay for this expense.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/Prospectus.  Any representation to the contrary is a criminal offense.

PROXY STATEMENT/PROSPECTUS

Table of Contents

SUMMARY	1
Board’s Consideration of the Reorganization	1
The Reorganization	1
Federal Income Tax Consequences of the Reorganization	3
Comparative Fees and Expenses	3
Overview of the Large Growth Fund and the Midcap Growth Fund	7
Voting Information	9

PRINCIPAL RISK FACTORS	9
Risks of Investing in the Large Growth Fund and the Midcap Growth Fund	9

PERFORMANCE	12

PURCHASING, SELLING AND EXCHANGING SHARES	13

INFORMATION ABOUT THE REORGANIZATION	13
Trustees’ Considerations	13
The Plan of Reorganization	15
Description of the Securities to be Issued	17
Federal Income Tax Consequences	17
Capitalization	20

COMPARISON OF THE LARGE GROWTH FUND AND THE MIDCAP GROWTH FUND	21
Investment Objectives and Principal Investment Strategies	21
Other Investment Practices and Investment Securities of the Large Growth Fund and the Midcap Growth Fund	23
Investment Adviser and Advisory Fee Information	23
Other Service Providers	23
Administration Arrangements	24
Dividends and Other Distributions	24

ADDITIONAL INFORMATION ABOUT THE LARGE GROWTH FUND AND THE MIDCAP GROWTH FUND	24
Financial Highlights	24
Materials Incorporated By Reference	30

VOTING INFORMATION	30
General Information	30
Shareholder and Board Approvals	30

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Quorum and Adjournment	31
Principal Shareholders	31

OTHER INFORMATION	32
Shareholder Proposals	32
Other Business	33
Householding	33
Available Information	33
Financial Statements	34

SHAREHOLDER INQUIRIES	34

APPENDIX A	A-1

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SUMMARY

The following is a summary of certain information contained in this Proxy/Prospectus and the Plan of Reorganization.  The Plan of Reorganization governs the terms of the Reorganization and is attached as Appendix A.

Board’s Consideration of the Reorganization

At a meeting held on September 12, 2014, the Trustees considered the Plan of Reorganization and the Reorganization of the Large Growth Fund into the Midcap Growth Fund.  Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Trustees, including all Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), who were represented by independent legal counsel, determined that participation in the Reorganization, as contemplated by the Plan of Reorganization, was in the best interests of the shareholders of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization.  For additional information, see “Information about the Reorganization — Trustees’ Considerations.”

The Trustees unanimously recommend that shareholders of the Large Growth Fund approve the Plan of Reorganization.

The Reorganization

As set forth in the Plan of Reorganization, the Reorganization between the Large Growth Fund and the Midcap Growth Fund would involve:

•                                          The acquisition of all of the assets of the Large Growth Fund by the Midcap Growth Fund and the assumption by the Midcap Growth Fund of all of the liabilities of the Large Growth Fund, in exchange for Institutional Class Shares of the Midcap Growth Fund having an aggregate value equal to the aggregate net asset value of Institutional Class Shares of the Large Growth Fund, as of the close of business on the business day immediately preceding the effective time of the Reorganization; and Investor Class Shares of the Midcap Growth Fund having an aggregate value equal to the aggregate net asset value of Investor Class Shares of the Large Growth Fund, as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•                                          The distribution of the Midcap Growth Fund’s Institutional Class Shares and Investor Class Shares to each holder of the Large Growth Fund’s Institutional Class Shares and Investor Class Shares, respectively, as of the effective time of the Reorganization; and

•                                          The complete liquidation of the Large Growth Fund.

As a result of the Reorganization, each Large Growth Fund shareholder will become a shareholder of the Midcap Growth Fund (which will have been renamed the Growth Equity

Fund) and will hold, immediately after the Reorganization, Midcap Growth Fund shares having a total dollar value equal to the total dollar value of the shares such shareholder held in the Large Growth Fund immediately prior to the effectiveness of the Reorganization.  The Large Growth Fund has issued two classes of shares, Investor Class Shares and Institutional Class Shares.  Investor Class shareholders of the Large Growth Fund will receive Investor Class Shares of the Midcap Growth Fund and Institutional Class shareholders of the Large Growth Fund will receive Institutional Class Shares of the Midcap Growth Fund as a result of the Reorganization.  The Midcap Growth Fund offers one additional class of shares named Retirement Class Shares.  The exchange of shares in the Reorganization is intended to be tax-free under federal income tax laws.

If approved, the Reorganization will occur as of the opening of business on or about January 20, 2015, or another date selected by the Trust.  Approval of the Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding voting interests of the Large Growth Fund or (2) 67% or more of the voting interests of the Large Growth Fund present at the Special Meeting if more than 50% of the outstanding voting interests of the Large Growth Fund are represented at the Special Meeting in person or by proxy.  See “Information about the Reorganization” and “Voting Information” below.

At a meeting of the Board of Trustees on September 12, 2014, management of Turner, investment adviser to the Funds, presented to the Trustees for their consideration a proposal to reorganize the Large Growth Fund into the Midcap Growth Fund.  Representatives of Turner explained that the Large Growth Fund was not expected to reach the necessary scale needed in order to reduce its expense ratio and achieve other economic efficiencies for the Fund’s shareholders.  Moreover, given the growth of lower cost exchange traded funds in the large cap growth space, it had become quite difficult for actively managed funds to remain competitive in the marketplace.  After review and evaluation of the possible alternatives, including liquidation of the Large Growth Fund, Turner recommended that the Trustees consider the Reorganization.

At that meeting, the Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to the Trust, the Funds and Turner.  For the reasons cited above and the additional reasons set forth below under “Information About the Reorganization — Trustees’ Considerations,” the Trustees unanimously recommend the approval of the proposed Reorganization by Large Growth Fund shareholders.

Turner anticipates selling a portion of the Large Growth Fund’s portfolio holdings shortly prior to or after the Reorganization.  To the extent that the Large Growth Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Midcap Growth Fund may hold.  The sale of securities either prior to the Reorganization or shortly thereafter could result in the Large Growth Fund or the Midcap Growth Fund realizing gains, and making taxable distributions to shareholders attributable to those gains, that would not otherwise have been realized but for the Reorganization.  Such a sale of assets and the reinvestment of the proceeds prior to the Reorganization would involve brokerage and other transactional costs to be borne by the Large Growth Fund; thereafter, such costs would be borne by the Combined Fund (as defined below).

Federal Income Tax Consequences of the Reorganization

It is intended that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the Large Growth Fund, the Midcap Growth Fund or their respective shareholders.  Nonetheless, the sale of securities by the Large Growth Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, may increase the amount of the final distribution made by the Large Growth Fund prior to the Reorganization.  Immediately prior to the Reorganization, the Large Growth Fund will declare and pay a distribution to shareholders of all of the Large Growth Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization.

The Trust has received an opinion from its counsel, Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that the Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  See “Information about the Reorganization — Federal Income Tax Consequences,” below.

Comparative Fees and Expenses

Large Growth Fund and Midcap Growth Fund Expenses

Expense Ratio Tables.  Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year).  The total expenses of the Institutional Class and Investor Class of the Large Growth Fund and Midcap Growth Fund differ on a gross basis, and on a net basis when taking into account contractual fee waivers and expense reimbursements currently in place by Turner.  As shown by the tables below, both the gross and net expenses of the Midcap Growth Fund are higher than those of the Large Growth Fund.

The following table:  (1) compares the fees and expenses for both classes of the Large Growth Fund and the Midcap Growth Fund and (2) shows the estimated fees and expenses for both classes of the Midcap Growth Fund on a pro forma basis after giving effect to the Reorganization.  The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders.  The tables enable you to compare and contrast the recent expense levels for the Large Growth Fund and the Midcap Growth Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs.  The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project levels but actual expenses may be greater or less than those shown.

The annual operating expenses of the Large Growth Fund and Midcap Growth Fund are based on actual expenses for the twelve months ended September 30, 2013.  The Combined Fund (as defined below) pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 30, 2013 and assume that the Funds’ fee waivers were in effect for the Combined Fund at this time.

For financial statement purposes the Midcap Growth Fund will be the accounting survivor of the Reorganization.  As the accounting survivor, the Midcap Growth Fund’s operating history will be used for financial reporting purposes.

Example Table.  Following the expense ratio table are expense examples intended to help you compare and contrast the cost of investing in Institutional Class Shares and Investor Class Shares of:  (1) the Large Growth Fund as it currently exists, (2) the Midcap Growth Fund as it currently exists, and (3) the Midcap Growth Fund if it acquires the Large Growth Fund (i.e., the “pro forma” figure) (the “Combined Fund”).

The examples depict the dollar amount of expenses on a hypothetical investment in each of the Funds for the periods shown.  In the “pro forma” line, the dollar figures shown are computed based on the net total operating expense figure for the first year of operation, and on the total annual fund operating expenses for subsequent years.  In other words, the examples do not reflect expense reimbursements beyond the one-year term of the current expense reimbursements.

Institutional Class Shares

Shareholder Fees (paid directly from your investment)

	Large Growth Fund (Target Fund) Institutional Class Shares	Midcap Growth Fund (Acquirer Fund) Institutional Class Shares	Combined Fund (Midcap Growth Fund) Institutional Class Shares (Pro Forma)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Large Growth Fund (Target Fund) Institutional Class Shares		Midcap Growth Fund (Acquirer Fund) Institutional Class Shares		Combined Fund (Midcap Growth Fund) Institutional Class Shares (Pro Forma)
Investment Advisory Fees	0.60%		0.75%		0.75%
Distribution (12b-1) Fees	None		None		None
Other Expenses	0.36%		0.33%		0.32%
Shareholder Servicing Fee	None		None		None
Total Annual Fund Operating Expenses	0.96%		1.08%		1.07%
Fee Waivers and Expense Reimbursements	(0.27	)%(1)	(0.15	)%(2)	(0.14	)%(2)
Net Total Operating Expenses after Fee Waivers and Expense Reimbursements	0.69%		0.93%		0.93%

(1)                                 Turner Investments, L.P. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of the Institutional Class Shares of the Large Growth Fund (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% through January 31, 2015.  Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2015.  Turner may discontinue this arrangement at any time after January 31, 2015.  To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher.

(2)                                 Turner has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of the Institutional Class Shares of the Midcap Growth Fund (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93% through January 31, 2016.  Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2016. Turner may discontinue this arrangement at any time after January 31, 2016. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher.

Investor Class Shares

Shareholder Fees (paid directly from your investment)

	Large Growth Fund (Target Fund) Investor Class Shares	Midcap Growth Fund (Acquirer Fund) Investor Class Shares	Combined Fund (Midcap Growth Fund) Investor Class Shares (Pro Forma)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Large Growth Fund (Target Fund) Investor Class Shares		Midcap Growth Fund (Acquirer Fund) Investor Class Shares		Combined Fund (Midcap Growth Fund) Investor Class Shares (Pro Forma)
Investment Advisory Fees	0.60%		0.75%		0.75%
Distribution (12b-1) Fees	None		None		None
Other Expenses	0.36%		0.33%		0.32%
Shareholder Servicing Fee	0.25%		0.25%		0.25%
Total Annual Fund Operating Expenses	1.21%		1.33%		1.32%
Fee Waivers and Expense Reimbursements	(0.27	)%(1)	(0.15	)%(2)	(0.14	)%(2)
Net Total Operating Expenses after Fee Waivers and Expense Reimbursements	0.94%		1.18%		1.18%

(1)                                 Turner Investments, L.P. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of the Investor Class Shares of the Large Growth Fund (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.94% through January 31, 2015.  Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2015.  Turner may discontinue this arrangement at any time after January 31, 2015.  To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher.

(2)                                 Turner has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of the Investor Class Shares of the Midcap Growth Fund (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.18% through January 31, 2016.  Only the Board of Trustees of the Turner Funds may terminate the waiver prior January 31, 2016. Turner may discontinue this arrangement at any time after January 31, 2016. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher.

Examples

The following example is intended to help you compare the cost of investing in:  (1) the Large Growth Fund as it currently exists; (2) the Midcap Growth Fund as it currently exists; and (3) the Midcap Growth Fund if it acquires the Large Growth Fund (i.e., the Combined Fund Pro Forma) with the costs of investing in other mutual funds.  The example assumes that you invest $10,000 in Institutional Class Shares and Investor Class Shares of each Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Examples also assume that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your approximate cost would be:

Institutional Class Shares

	1 year	3 years	5 years	10 years
Turner Large Growth Fund	$70	$279	$505	$1,153
Turner Midcap Growth Fund	$95	$329	$581	$1,304
Combined Fund Pro Forma	$95	$326	$577	$1,293

Investor Class Shares

	1 year	3 years	5 years	10 years
Turner Large Growth Fund	$96	$357	$639	$1,442
Turner Midcap Growth Fund	$120	$407	$714	$1,588
Combined Fund Pro Forma	$120	$405	$710	$1,578

Overview of the Large Growth Fund and the Midcap Growth Fund

Comparison of Investment Objectives and Principal Investment Strategies

The following chart summarizes the investment objective of the Large Growth Fund and the Midcap Growth Fund (to be renamed Turner Growth Equity Fund).

Turner Large Growth Fund:

Investment Objective:  Seeks long-term capital appreciation.

Principal Investment Strategy:  The Large Growth Fund invests primarily (at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential.  Large cap companies are defined by the Large Growth Fund for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time.  While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective.  Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  In selecting companies for the Large Growth Fund, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital.  Turner generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.  The Fund’s investment strategy may be changed upon 60 days’ prior notice to shareholders.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including American Depositary Receipts (“ADRs”).

The Fund is classified as diversified under the 1940 Act.

Turner Midcap Growth Fund:

Investment Objective:  Seeks capital appreciation.

Principal Investment Strategy:  The Midcap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential.  For this purpose, the Midcap Growth Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Midcap companies are defined by the Midcap Growth Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (“Midcap Growth Index”).  As of April 30, 2014, the market capitalization of the Midcap Growth Index ranged from $697 million to $35.6 billion.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index.  Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company’s earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Midcap Growth Index.  The Fund’s investment strategy may be changed upon 60 days’ prior notice to shareholders.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

The Fund is classified as diversified under the 1940 Act.

The investment objectives, policies and restrictions of the Large Growth Fund are, in general, similar to those of the Midcap Growth Fund.  However, there are certain differences between the investment policies and restrictions of the Large Growth Fund and the Midcap Growth Fund.  For example, the Midcap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential, while the Large Growth Fund invests primarily (at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential.  For additional information about the investment policies and restrictions of the Funds, see “Comparison of the Large Growth Fund and Midcap Growth Fund — Investment Objectives and Principal Strategies — Other Investment Practices and Investment Securities of the Large Growth Fund and Midcap Growth Fund and

Comparison of Large Growth Fund and Midcap Growth Fund — Investment Objectives and Principal Strategies — Investment Restrictions.”

Service Providers

Turner serves as investment adviser to each Fund.

For a detailed description of the management of the Funds, including Turner and other service providers to the Funds, see “Comparison of Large Growth and Midcap Growth Fund — Investment Adviser and Advisory Fee Information,” “Comparison of Large Growth and Midcap Growth Fund — Other Service Providers,” and the Funds’ prospectus which accompanies this Proxy/Prospectus.

Share Class Characteristics and Shareholder Transactions and Services

Institutional Class Shares and Investor Class Shares of the Funds are offered at net asset value with no front-end or contingent deferred sales charges.

The purchase, redemption, dividend, exchange (as to each share class) and other policies and procedures of the Large Growth Fund and Midcap Growth Fund are generally similar.  At this time, purchases of Institutional Class Shares and Investor Class Shares of the Large Growth Fund are not subject to a 2.00% redemption fee for redemptions (including exchanges) within 90 days of purchase, although the Board of Trustees is authorized to implement a redemption fee if it believes doing so is necessary to combat short-term trading.  The Midcap Growth Fund does not have a redemption fee and neither the Midcap Growth Fund nor the Combined Fund will be subject to a redemption fee.  See the prospectus under “Other Policies” for more information.

Voting Information

The Trustees are furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on October 1, 2014 will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.

PRINCIPAL RISK FACTORS

Risks of Investing in the Large Growth Fund and the Midcap Growth Fund

An investment in the Large Growth Fund or the Midcap Growth Fund is subject to specific risks arising from the types of securities in which the Large Growth Fund or the Midcap Growth Fund invests and general risks arising from investing in any mutual fund.  There is no assurance that the Large Growth Fund or the Midcap Growth Fund will meet its investment objective, and investors could lose money by investing in the Large Growth Fund or the Midcap Growth Fund.

The principal risks applicable to the Large Growth Fund and the Midcap Growth Funds are described in the table that follows below.  More information about certain types of non-principal portfolio securities and investment techniques, and their associated risks, is provided in the statement of additional information (the “SAI”) of the Funds.  You should consider the investment risks discussed in the SAI of the Funds which are important to your investment choice.

Principal Risk	Funds Subject to Risk

Equity Securities — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

Both Funds

Tax Risk — The Fund’s investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

Both Funds

Investment Style Risk — The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth oriented equity investing.	Both Funds

Large Cap Risk — Large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. Turner’s investment approach may be out of favor at times, causing the Large Growth Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Large Growth Fund

Mid Cap Risk — The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

Both Funds

Principal Risk	Funds Subject to Risk

Growth Stock Risk — In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Both Funds

Foreign Securities Risk — The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Both Funds

Portfolio Turnover Risk — The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund’s portfolio turnover rates are described in this Summary Section.

Both Funds

PERFORMANCE

The bar charts and performance tables below provide some indication of the risks and volatility of an investment in each Fund. Of course, a Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.turnerinvestments.com.

Large Growth Fund Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Large Growth Fund. Of course, the Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Large Growth Fund’s Institutional Class Shares from year to year for the past ten years.(1)

(1)         The performance shown above is based on a calendar year. From its inception on February 28, 2001 until May 7, 2004, the Fund operated as the Turner Tax Managed U.S. Equity Fund, a portfolio of the Turner Funds and was advised by Turner. On May 7, 2004, the Turner Tax Managed U.S. Equity Fund was reorganized into the Constellation TIP Tax Managed U.S. Equity Fund — Class II, and was advised by Constellation Investment Management Company, L.P. and was sub-advised by Turner. Effective January 31, 2005, the Constellation TIP Tax Managed U.S. Equity Fund — Class II changed its name to the Constellation TIP Core Growth Fund — Class II and changed its non-fundamental investment objective to eliminate any reference to seeking to minimize the impact of taxes on returns earned by shareholders. On February 25, 2005, the Constellation TIP Core Growth Fund — Class II was reorganized into the Turner Large Growth Fund (formerly the Turner Core Growth Fund) — Class I (now Institutional Class).

Year to date return for the six months ended June 30, 2014 for Institutional Class Shares was 3.99%

Best Quarter	Worst Quarter
17.29%	(26.21)%
(03/31/12)	(12/31/08)

Midcap Growth Fund Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Midcap Growth Fund. Of course, the Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.turnerinvestments.com.

The performance of Institutional Class, Investor Class and Retirement Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Midcap Growth Fund’s Investor Class Shares from year to year for the past ten years.(1)

(1)         The performance information shown above is based on a calendar year. The Fund’s Investor Class Shares commenced operations on October 1, 1996.

Year to date return for the six months ended June 30, 2014 was 6.13%

Best Quarter	Worst Quarter
23.48%	(28.69)%
(09/30/09)	(12/31/08)

Large Growth Fund Performance Information (continued)

This table compares the Large Growth Fund’s average annual total returns for the periods ended December 31, 2013 to those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Turner Large Growth Fund — Institutional Class Shares
Before taxes on distributions	32.48%	17.04%	6.64%
After taxes on distributions	32.48%	16.98%	6.55%
After taxes on distributions and sale of shares	18.38%	13.83%	5.33%
Turner Large Growth Fund — Investor Class Shares(1)	32.13%	16.75%	6.40%
Russell 1000 Growth Index(2)	33.48%	20.39%	7.83%

(1)         The inception date for Investor Class Shares is August 1, 2005. Periods prior to August 1, 2005 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see “Fund Fees and Expenses”).

(2)         The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Midcap Growth Fund Performance Information (continued)

This table compares the Midcap Growth Fund’s average annual total returns for the periods ended December 31, 2013 to those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares and Retirement Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Turner Midcap Growth Fund — Investor Class Shares
Before taxes on distributions	37.07%	20.22%	7.86%
After taxes on distributions	28.99%	18.71%	7.18%
After taxes on distributions and sale of shares	25.11%	16.27%	6.28%
Turner Midcap Growth Fund — Institutional Class Shares(1)	37.45%	20.52%	8.01%
Turner Midcap Growth Fund — Retirement Class Shares(2)	36.74%	19.94%	7.52%
Russell Midcap Growth Index(3)	35.74%	15.63%	23.37%

(1)         The inception date for Institutional Class Shares is June 16, 2008. Periods prior to June 16, 2008 represent the performance of Investor Class Shares.

(2)         The inception date for Retirement Class Shares is September 24, 2001.

(3)         The Russell Midcap Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

PURCHASING, SELLING AND EXCHANGING SHARES

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange (“NYSE”) is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

• In general, the Fund’s minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

• The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

• The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

• $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

• $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

INFORMATION ABOUT THE REORGANIZATION

                                                Significant features of the Reorganization are summarized below.  This summary is qualified in its entirety by reference to the Plan of Reorganization which is attached as Appendix A.

Trustees’ Considerations

At a meeting held on September 12, 2014, the Trustees approved the Plan of Reorganization.  After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to the Trust, the Funds and Turner, the Trustees determined that the Reorganization is in the best interests of the Large Growth and Midcap Growth Funds and their shareholders and that the interests of the existing shareholders of those Funds would not be diluted as a result of the Reorganization.  The Board of Trustees determined that the Funds have similar investment objectives and investment strategies.  The Board of Trustees considered that the investment strategies of the Funds differed in some respects but were generally similar.  The Board of Trustees considered the potential effects of the Reorganization on expense ratios over time. It was believed that the larger Combined Fund could possibly realize economies of scale.  Nonetheless, the Trustees noted that, under current circumstances, shareholders of the Combined Fund can expect to pay higher net expenses than those now paid by Large Growth Fund shareholders.  However, they viewed this increase to be reasonable given the types of investments the Combined Fund will make (i.e., mid cap securities) and the relative expense levels of similar funds.  In addition, considering the compatibility between the investment objectives and principal strategies of both Funds, the Board of Trustees determined that the Reorganization would enable the shareholders of the Large Growth Fund to continue their individual investment programs without substantial disruption. In addition, the shareholders of the Large Growth Fund will have the same shareholder rights since both Funds are series of the Trust governed by the same Agreement and Declaration of Trust and Bylaws.  The Board of Trustees considered various factors in reviewing the proposed Reorganization. Such factors include, but are not limited to the following:

•                  improved operating efficiencies of the Funds after the Reorganization due to the combination of similar Funds;

•                  the possible realization of economies of scale in the long run as a result of Turner managing one fund instead of two funds with similar investment objectives and strategies (despite the fact that initially Large Growth Fund shareholders will experience an expense increase as shareholders of the Combined Fund);

•                  similarities between the investment objectives, policies and strategies of the Large Growth Fund and those of the Midcap Growth Fund;

•                  the fact that the Funds’ Adviser believes that the Midcap Growth Fund has a greater potential to attract new assets than the Large Growth Fund;

•                  the expectation of no reduction of the services provided to the Large Growth Fund shareholders after the Reorganization;

•                  the likelihood that the investment adviser would propose the closure and liquidation of the Large Growth Fund absent the Reorganization;

•                  the proposed Reorganization will be tax-free for federal income tax purposes for the Large Growth Fund, the Midcap Growth Fund and their respective shareholders;

•                  neither the Large Growth Fund nor the Midcap Growth Fund will bear any direct fees or expenses in connection with the Reorganization;

•                  the proposed Reorganization is in the best interests of both Funds and their shareholders and will not dilute the interests of either Fund’s shareholders;

•                  the Large Growth Fund shareholders will have the opportunity to vote on the Reorganization as well as the opportunity to sell their shares prior to the Reorganization, if approved;

•                  although past performance is no assurance of future results, the investment performance of the Midcap Growth Fund over the one-, five- and 10-year periods ended December 31, 2013 has been better than that of the Large Growth Fund.  The investment performance of the Midcap Growth Fund over the first six months of 2014 has also been better than that of the Large Growth Fund. However, the performance of the Large Growth Fund over the three-year period ended December 31, 2013 has been better than that of the Midcap Growth Fund; and

•                  effective January 1, 2015, the Midcap Growth Fund’s investment program will be implemented by Messrs. McHugh and Baggini, the current lead portfolio managers of the Large Growth Fund and the Midcap Growth Fund, respectively, acting as co-lead portfolio managers of the Fund, and the Midcap Growth Fund will change its name to Turner Growth Equity Fund.

For these and other reasons, the Board of Trustees believes that the Reorganization is in the best interest of the Large Growth Fund and its shareholders.  THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

The Plan of Reorganization

The following summary of the Plan of Reorganization is qualified in its entirety by reference to the Plan of Reorganization attached to this Proxy/Prospectus as Appendix A.

The Plan of Reorganization provides that (1) the Midcap Growth Fund shall acquire all of the assets and assume all of the liabilities belonging to the Large Growth Fund in exchange for (i) Institutional Class Shares of the Midcap Growth Fund having an aggregate value equal to the aggregate net asset value of Institutional Class Shares of the Large Growth Fund, as of the close of business on the business day immediately preceding the Effective Time of the Reorganization (as defined below), and (ii) Investor Class Shares of the Midcap Growth Fund having an aggregate value equal to the aggregate net asset value of Investor Class Shares of the Large Growth Fund, as of the close of business on the business day immediately preceding the Effective Time of the Reorganization, (2) the Large Growth Fund shall distribute (i) Institutional Class Shares of the Midcap Growth Fund to each holder of Institutional Class Shares of the Large Growth Fund, respectively, and (ii) Investor Class Shares of the Midcap Growth Fund to

each holder of Investor Class Shares of the Large Growth Fund, respectively, as of the Effective Time of the Reorganization, and (3) the Large Growth Fund will liquidate.

Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur upon the opening of business on or about January 20, 2015 or on a later date as the parties may agree (the “Effective Time of the Reorganization”).

With respect to the Reorganization, each shareholder of the Large Growth Fund will receive the number of full and fractional (to the third decimal place) Institutional Class Shares and/or Investor Class Shares of the Midcap Growth Fund equal in value to the value of the Institutional Class Shares and/or Investor Class Shares held as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) at the Effective Time of the Reorganization.  Immediately upon receipt of Midcap Growth Fund shares, the Large Growth Fund will liquidate and distribute pro-rata to its shareholders of record as of the Effective Time of the Reorganization the shares of the Midcap Growth Fund received by the Large Growth Fund in the Reorganization.

The liquidation and distribution of the Large Growth Fund’s shares will be accomplished by the transfer of the Midcap Growth Fund’s shares then credited to the account of the Large Growth Fund on the books of the Midcap Growth Fund to open accounts on the share records of the Midcap Growth Fund in the names of the shareholders of the Large Growth Fund.  The aggregate net asset values of the Institutional Class Shares and Investor Class Shares of the Midcap Growth Fund to be credited to the shareholders of the Large Growth Fund will be equal to the aggregate net asset values of the Institutional Class Shares and Investor Class Shares of the Large Growth Fund owned by such shareholders at the close of business on the business day immediately preceding the Effective Time of the Reorganization.  All issued and outstanding shares of the Large Growth Fund will simultaneously be canceled on the books of the Large Growth Fund.

Under the Plan of Reorganization, the Trust will not bear any fees or expenses in connection with the transactions contemplated by the Plan of Reorganization.  All of the fees and expenses in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization will be paid by Turner.

The Plan of Reorganization contains a number of conditions precedent that must occur in order for the Reorganization to occur.  These include, among others, that:  (1) the shareholders of the Large Growth Fund approve the Reorganization; (2) the Trust receives from its counsel the tax opinion discussed below under “Federal Income Tax Consequences”; and (3) the Trust receives from its counsel an opinion that the Institutional Class Shares and Investor Class Shares of the Combined Fund issued pursuant to the Plan of Reorganization will, when sold, be legally issued, fully paid and non-assessable.

The Plan of Reorganization may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of the Trust.

Approval of the Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding voting interests of the Large Growth Fund or (2) 67% or more of the voting interests of the Large Growth Fund present at the Special Meeting if more than 50% of the outstanding voting interests of the Large Growth Fund are represented at the Special Meeting in person or by proxy.  See the section of this Proxy/Prospectus entitled “Voting Information” for more information.

Turner anticipates selling portions of the Large Growth Fund’s securities shortly before or after the Reorganization.  To the extent that the Large Growth Fund’s securities holdings are sold prior to the Reorganization; the proceeds of such sales will be held in temporary investments or reinvested in assets that the Midcap Growth Fund may hold.  The sale of securities either prior to the Reorganization or shortly thereafter could result in the Large Growth Fund or the Midcap Growth Fund realizing gains, and making taxable distributions to shareholders attributable to those gains, that would not otherwise have been realized but for the Reorganization.  Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs to be borne by the Large Growth Fund (if effected before the Reorganization) and/or by the Midcap Growth Fund (if effected thereafter).

If the Reorganization is approved, Large Growth Fund shareholders who do not wish to have their shares exchanged for shares of the Midcap Growth Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization.  If you redeem your shares, you may recognize a gain or loss for federal income tax purposes, based on the difference between your tax basis in the shares and the amount you receive for them.

Description of the Securities to be Issued

Shareholders of Institutional Class Shares of the Large Growth Fund as of the Effective Time of the Reorganization will receive full and/or fractional Institutional Class Shares of the Midcap Growth Fund in accordance with the procedures provided for in the Plan of Reorganization, as described above, and shareholders of Investor Class Shares of the Large Growth Fund as of the Effective Time of the Reorganization will receive full and/or fractional Investor Class Shares of the Midcap Growth Fund in accordance with the procedures provided for in the Plan of Reorganization.  The Midcap Growth Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights.

Federal Income Tax Consequences

The exchange of the Large Growth Fund’s assets for the Midcap Growth Fund shares and the assumption of the liabilities of the Large Growth Fund pursuant to the Plan of Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code.  The Trust has received the opinion of Drinker Biddle & Reath LLP, counsel to the Trust, to the effect that on the basis of the existing provisions of the Code, Treasury regulations under it, current administrative rulings, pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganization, for federal income tax purposes:

(1)                                 the Reorganization will constitute a “reorganization” within the meaning of section 368(a)(1)(C) or (D) of the Code, and the Large Growth Fund and the Midcap Growth Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(2)                                 the Large Growth Fund will recognize no gain or loss (a) upon the transfer of its assets to the Midcap Growth Fund in exchange for Midcap Growth Fund shares and the assumption of the liabilities of the Large Growth Fund or (b) upon the distribution of those shares to the shareholders of the Large Growth Fund;

(3)                                 the Midcap Growth Fund will recognize no gain or loss upon the receipt of the assets of the Large Growth Fund in exchange for shares of the Midcap Growth Fund and the assumption of the liabilities of the Large Growth Fund;

(4)                                 the tax basis in the hands of the Midcap Growth Fund of each asset of the Large Growth Fund transferred to the Midcap Growth Fund in the Reorganization will be the same as the basis of that asset in the hands of the Large Growth Fund immediately before the transfer;

(5)                                 the holding period in the hands of the Midcap Growth Fund of each asset of the Large Growth Fund transferred to the Midcap Growth Fund in the Reorganization will include the period during which that asset was held by the Large Growth Fund;

(6)                                 the shareholders of the Large Growth Fund will recognize no gain or loss upon their receipt of shares of the Midcap Growth Fund in exchange for shares of the Large Growth Fund;

(7)                                 the aggregate tax basis of the Midcap Growth Fund shares received by each shareholder of the Large Growth Fund will equal the aggregate tax basis of the Large Growth Fund shares surrendered by that shareholder in the Reorganization;

(8)                                 the holding periods of the Midcap Growth Fund shares received by each shareholder of the Large Growth Fund will include the holding periods of the Large Growth Fund shares surrendered by that shareholder in the Reorganization, provided that the Large Growth Fund shares are held by that shareholder as capital assets on the date of the Reorganization;

(9)                                 the Large Growth Fund’s final taxable year will end on the date of the Reorganization; and

(10)                          the Midcap Growth Fund will succeed to and take into account the tax attributes of the Large Growth Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Shares held for the purpose of investment are generally considered to be capital assets.

The Trust has not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganization.  The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

Immediately before the Reorganization, the Large Growth Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of the Large Growth Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization.  Any such dividends will generally be included in the taxable income of the Large Growth Fund’s shareholders (other than shareholders that are tax-exempt entities).

As a result of the Reorganization, the Midcap Growth Fund will succeed to the tax attributes of the Large Growth Fund, except that an annual limitation under sections 382 and 383 of the Code will generally apply to the Midcap Growth Fund’s ability to use any capital loss carryforward of the Large Growth Fund and capital losses recognized in the first five years after the Reorganization that are attributable to net unrealized losses of the Large Growth Fund as of the Effective time of the Reorganization.  Under a de minimis rule that applies to net unrealized gains and losses for purposes of Sections 382 and 383, any net unrealized gain or loss of the Large Growth Fund that does not exceed the lesser of (i) 15% of the net asset value of the Large Growth Fund or (ii) $10,000,000 will be treated as zero.

In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value of the Large Growth Fund as of the Effective Time of the Reorganization multiplied by that month’s “long-term tax-exempt rate” (which is a market-based rate published by the IRS each month — for September 2014, for example, that rate is 3.06%) plus (2) the amount of any unrealized built-in gains of the Large Growth Fund as of the Effective Time of the Reorganization that the Midcap Growth Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization.  The annual limitation will be proportionately reduced for the post-Effective Time of the Reorganization portion of the Midcap Growth Fund’s current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.

Based on the capital loss carryforwards and net asset value of the Large Growth Fund as of the end of its taxable year ended September 30, 2013, it can be expected that the annual limitation will be low enough relative to the size of the Large Growth Fund’s capital loss carryforwards as to cause a substantial portion of the Large Growth Fund’s capital loss carryforwards to expire unused.  The capital loss tax carryforwards of the Large Growth Fund totaled approximately $66,259,000 (of which approximately $1,774,000 expires September 30, 2017 and approximately $64,485,000 expires September 30, 2018 as of the end of the Fund’s last taxable year ended September 30, 2013, and the Midcap Growth Fund did not have any capital loss carryforwards as of that date.  However, on September 2, 2014, the Midcap Growth Fund completed a reorganization with the Turner All Cap Growth Fund in which the Turner All Cap Growth Fund’s capital loss carryforwards, which as of the Turner All Cap Growth Fund’s taxable year ended September 30, 2013 totaled approximately $10,311,000 (of which approximately $7,475,000 expire September 30, 2017, approximately $2,390,000 expire September 30, 2018 and the remaining approximately $446,000 may be carried forward indefinitely as a short-term capital loss) carried over to the Midcap Growth Fund, subject to similar annual limitations described above.  The capital loss tax carryforwards of the Large Growth Fund will carry over to the Midcap Growth Fund in the Reorganization, and will generally be usable thereafter, subject to the annual limitations discussed above.

Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Capitalization

The following tables show the capitalization of the Large Growth Fund and the Midcap Growth Fund as of March 31, 2014, and the capitalization of the Midcap Growth Fund on a pro-forma basis as of that date after giving effect to the Reorganization.  The following are examples of the number of Institutional Class Shares and Investor Class Shares of the Midcap Growth Fund that would be exchanged for Institutional Class Shares and Investor Class Shares of the Large Growth Fund if the Reorganization shown had been consummated on March 31, 2014, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs.

Turner Large Growth Fund and Turner Midcap Growth Fund

	Turner Large Growth Fund		Turner Midcap Growth Fund*	Combined Fund Pro Forma
Investor Class Shares
Net Assets:	$21,030,329		$271,917,617	$292,947,946
Net Asset Value Per Share:	$16.31		$37.99	$37.99
Shares Outstanding:	1,289,591		7,157,796	7,711,386
Institutional Class Shares
Net Assets:	$22,526,756		$144,683,173	$167,209,929
Net Asset Value Per Share	$16.47		$38.70	$38.70
Shares Outstanding	1,367,892		3,738,952	4,321,096
Retirement Class Shares
Net Assets:	$—	**	$4,764,183	$4,764,183
Net Asset Value Per Share	$—	**	$35.94	$35.94
Shares Outstanding	0	**	132,548	132,548

* Turner Midcap Growth Fund will be the accounting survivor for financial statement purposes.

** Turner Large Growth Fund has not issued Retirement Class Shares.

COMPARISON OF THE LARGE GROWTH FUND AND THE MIDCAP GROWTH FUND

Investment Objectives and Principal Investment Strategies

This section compares and contrasts the investment objectives and principal investment strategies of the Large Growth Fund with those of the Midcap Growth Fund.  More complete information may be found in the prospectus under “Additional Information About Fund Strategies and Risks” for the Large Growth Fund and the Midcap Growth Fund.

Investment Objectives:

Turner Large Growth Fund: Seeks long-term capital appreciation.

Turner Midcap Growth Fund: Seeks capital appreciation.

Principal Investment Strategies:

The Turner Large Growth Fund invests primarily (at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential.  Large cap companies are defined by the Large Growth Fund for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time.  While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective.  Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  In selecting companies for the Large Growth Fund, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital.  Turner generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.   The Fund’s investment strategy may be changed upon 60 days’ prior notice to shareholders.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including American Depositary Receipts (“ADRs”).

The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential.  For this purpose, the Midcap Growth Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Midcap companies are defined by the Midcap Growth Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (“Midcap Growth Index”).  As of April 30, 2014, the market capitalization of the Midcap Growth Index ranged from $697 million to $35.6 billion.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index.  Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company’s earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Midcap Growth Index.  The Fund’s investment strategy may be changed upon 60 days’ prior notice to shareholders.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Other Investment Practices and Investment Securities of the Large Growth Fund and the Midcap Growth Fund

Each of the Large Growth Fund and Midcap Growth Fund may also buy other types of securities or employ other portfolio management techniques.  Both of the Funds may engage in the same investment practices to the extent consistent with their respective investment objective and principal investment strategies, except that the Midcap Growth Fund may not purchase convertible securities.  Please refer to the Statement of Additional Information for the Funds dated January 31, 2014, that contains additional information on investment practices and portfolio management techniques, which is on file with the SEC and is available without charge by calling the Turner Fund at 1-800-224-6312 or by writing to the Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805.

Fundamental Policies

Both the Large Growth Fund and Midcap Growth Fund have adopted identical fundamental policies.  These fundamental polices cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Each Fund is diversified (as defined under the 1940 Act) and therefore will not, with respect to 75% of its assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Investment Adviser and Advisory Fee Information

The Funds are managed on a day-to-day basis by Turner.  As of August 31, 2014, Turner had assets under management of approximately $2.07 billion.  As described in the Funds’ prospectus under “Investment and Portfolio Management”, the Midcap Growth Fund is subject to an investment advisory fee at the annual rate (as a percentage of each Fund’s average daily net assets) of 0.75%.  The Large Growth Fund is subject to an investment advisory fee at the annual rate (as a percentage of each Fund’s average daily net assets) of 0.60%.

Other Service Providers

The Funds have the same service providers.  The names of these service providers are set forth below:

Distributor	Foreside Fund Services, LLC
Administrator	Turner Investments, L.P.
Sub-Administrator	Citi Fund Services Ohio, Inc.
Transfer Agent and Dividend Disbursing Agent	DST Systems, Inc.
Custodian	Citibank, N.A.
Independent Registered Public Accounting Firm	KPMG LLP

Administration Arrangements

The Trust and Turner have entered into an administration agreement which provides that Turner will perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related services, in connection with operation of the Turner Funds.  Turner may enter into agreements with service providers to provide administration services to the Trust.  Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Trust’s sub-administrator.

Dividends and Other Distributions

Dividends from investment company taxable income and distributions from net capital gains, if any, are generally declared and paid annually by each Fund.

ADDITIONAL INFORMATION ABOUT THE LARGE GROWTH FUND
AND THE MIDCAP GROWTH FUND

Financial Highlights

The tables that follow present performance information about the Funds.  This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of each Fund’s operation.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.  The financial highlights for each period ended September 30 have been derived by the Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm whose report, along with each Fund’s financial statements, appears in the annual report that accompanies our SAI.  You can obtain the Turner Funds’ annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

Selected data for a share of beneficial interest outstanding throughout each period

Turner Large Growth Fund — Investor Class Shares

	2014^	2013		2012	2011	2010	2009
Net asset value, beginning of period	$14.55	$12.74		$10.42	$10.49	$9.87	$10.34
Net investment income (loss)(1)	—	0.02		(0.01)	(0.03)	—	0.03
Realized and unrealized gains (losses) on investments	1.76	1.82		2.33	(0.04)	0.64	(0.47)
Total from investment operations	1.76	1.84		2.32	(0.07)	0.64	(0.44)
Dividends from net investment income	—	(0.03)		—	—	(0.02)	(0.03)
Distributions from capital gains	—	—		—	—	—	—
Return of capital	—	—		—	—	—	—
Total dividends and distributions	—	(0.03)		—	—	(0.02)	(0.03)
Net asset value, end of period	$16.31	$14.55		$12.74	$10.42	$10.49	$9.87
Total return	12.10%†	14.50%		22.26%	(0.67)%	6.51%	(4.21)%
Net assets, end of period (000)	$21,030	$30,623		$47,861	$56,661	$163,750	$252,916
Ratio of net expenses to average net assets††	0.94%	0.94%		0.94%	0.94%	0.94%	0.94%
Ratio of total expenses to average net assets	1.32%	1.21%		1.16%	1.13%	1.12%	1.17%
Ratio of net investment income (loss) to average net assets††	0.04%	0.27%		(0.10)%	(0.28)%	(0.05)%	0.41%
Portfolio turnover rate†††	22%	71	%(2)	105%	182%	178%	126%

^  For the six-month period ended March 31, 2014 (unaudited).  All ratios for the period have been annualized unless otherwise noted.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

(1)  Based on average shares outstanding.

(2)  If purchases of portfolio securities in connection with the reorganization of the Turner Concentrated Growth Fund into the Turner Large Growth Fund had been included, the portfolio turnover rate would have been 81%.

Amounts designated as “—” are either $0, not applicable or have been rounded to $0.

Turner Large Growth Fund — Institutional Class Shares

	2014^	2013		2012	2011	2010	2009
Net asset value, beginning of period	$14.68	$12.86		$10.50	$10.56	$9.93	$10.41
Net investment income (loss)(1)	0.02	0.07		0.02	—	0.02	0.05
Realized and unrealized gains (losses) on investments	1.77	1.83		2.34	(0.04)	0.65	(0.48)
Total from investment operations	1.79	1.90		2.36	(0.04)	0.67	(0.43)
Dividends from net investment income	—	(0.08)		—	(0.02)	(0.04)	(0.05)
Distributions from capital gains	—	—		—	—	—	—
Return of capital	—	—		—	—	—	—
Total dividends and distributions	—	(0.08)		—	(0.02)	(0.04)	(0.05)
Net asset value, end of period	$16.47	$14.68		$12.86	$10.50	$10.56	$9.93
Total return	12.19%†	14.87%		22.48%	(0.39)%	6.76%	(3.97)%
Net assets, end of period (000)	$22,527	$53,965		$201,051	$382,336	$377,650	$381,277
Ratio of net expenses to average net assets††	0.69%	0.69%		0.69%	0.69%	0.69%	0.69%
Ratio of total expenses to average net assets	1.07%	0.96%		0.91%	0.89%	0.87%	0.92%
Ratio of net investment income (loss) to average net assets††	0.29%	0.52%		0.15%	(0.03)%	0.20%	0.65%
Portfolio turnover rate†††	22%	71	%(2)	105%	182%	178%	126%

^  For the six-month period ended March 31, 2014 (unaudited).  All ratios for the period have been annualized unless otherwise noted.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

(1)  Based on average shares outstanding.

(2)  If purchases of portfolio securities in connection with the reorganization of the Turner Concentrated Growth Fund into the Turner Large Growth Fund had been included, the portfolio turnover rate would have been 81%.

Amounts designated as “—” are either $0, not applicable or have been rounded to $0.

Turner Midcap Growth Fund — Investor Class Shares

	2014^	2013	2012	2011	2010	2009
Net asset value, beginning of period	$42.85	$35.03	$30.16	$29.73	$26.03	$26.18
Net investment income (loss)(1)	(0.08)	(0.18)	(0.13)	(0.13)	(0.15)	(0.06)
Realized and unrealized gains (losses) on investments	4.58	8.55	5.00	0.56	3.85	(0.09)
Total from investment operations	4.50	8.37	4.87	0.43	3.70	(0.15)
Dividends from net investment income	—	—	—	—	—	—
Distributions from capital gains	(9.36)	(0.55)	—	—	—	—
Total dividends and distributions	(9.36)	(0.55)	—	—	—	—
Net asset value, end of period	$37.99	$42.85	$35.03	$30.16	$29.73	$26.03
Total return	12.47%†	24.31%	16.15%	1.45%	14.21%	(0.57)%
Net assets end of period (000)	$271,918	$257,240	$404,427	$471,286	$751,124	$859,640
Ratio of net expenses to average net assets††	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of total expenses to average net assets	1.37%	1.33%	1.29%	1.28%	1.28%	1.33%
Ratio of net investment income (loss) to average net assets††	(0.43)%	(0.49)%	(0.39)%	(0.38)%	(0.54)%	(0.29)%
Portfolio turnover rate†††	42%	84%	121%	104%	90%	120%

^  For the six-month period ended March 31, 2014 (unaudited).  All ratios for the period have been annualized unless otherwise noted.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

(1)  Based on average shares outstanding.

Amounts designated as “—” are either $0, not applicable or have been rounded to $0.

Turner Midcap Growth Fund — Institutional Class Shares

	2014^	2013	2012	2011	2010	2009
Net asset value, beginning of period	$43.43	$35.39	$30.42	$29.90	$26.12	$26.20
Net investment income (loss)(1)	(0.04)	(0.09)	(0.05)	(0.06)	(0.08)	(0.01)
Realized and unrealized gains (losses) on investments	4.67	8.68	5.02	0.58	3.86	(0.07)
Total from investment operations	4.63	8.59	4.97	0.52	3.78	(0.08)
Dividends from net investment income	—	—	—	—	—	—
Distributions from capital gains	(9.36)	(0.55)	—	—	—	—
Total dividends and distributions	(9.36)	(0.55)	—	—	—	—
Net asset value, end of period	$38.70	$43.43	$35.39	$30.42	$29.90	$26.12
Total return	12.62%†	24.69%	16.34%	1.74%	14.47%	(0.31)%
Net assets end of period (000)	$144,683	$205,679	$236,147	$245,480	$164,993	$136,069
Ratio of net expenses to average net assets††	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Ratio of total expenses to average net assets	1.12%	1.08%	1.04%	1.05%	1.03%	1.08%
Ratio of net investment income (loss) to average net assets††	(0.18)%	(0.24)%	(0.14)%	(0.18)%	(0.29)%	(0.05)%
Portfolio turnover rate†††	42%	84%	121%	104%	90%	120%

^  For the six-month period ended March 31, 2014 (unaudited).  All ratios for the period have been annualized unless otherwise noted.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

(1)  Based on average shares outstanding.

Amounts designated as “—” are either $0, not applicable or have been rounded to $0.

Turner Midcap Growth Fund — Retirement Class Shares

	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$41.07	$33.65	$29.05	$28.71	$25.20	$25.40
Net investment income (loss)(1)	(0.13)	(0.25)	(0.20)	(0.22)	(0.21)	(0.11)
Realized and unrealized gains (losses) on investments	4.36	8.22	4.80	0.56	3.72	(0.09)
Total from investment operations	4.23	7.97	4.60	0.34	3.51	(0.20)
Dividends from net investment income	—	—	—	—	—	—
Distributions from capital gains	(9.36)	(0.55)	—	—	—	—
Total dividends and distributions	(9.36)	(0.55)	—	—	—	—
Net asset value, end of period	$35.94	$41.07	$33.65	$29.05	$28.71	$25.20
Total return	12.33%†	24.11%	15.83%	1.18%	13.93%	(0.79)%
Net assets end of period (000)	$4,764	$4,235	$4,811	$3,972	$4,578	$3,892
Ratio of net expenses to average net assets††	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Ratio of total expenses to average net assets	1.62%	1.58%	1.54%	1.54%	1.53%	1.58%
Ratio of net investment income (loss) to average net assets††	(0.68)%	(0.74)%	(0.64)%	(0.63)%	(0.79)%	(0.55)%
Portfolio turnover rate†††	42%	84%	121%	104%	90%	120%

†  Total return for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

(1)  Based on average shares outstanding.

Amounts designated as “—” are either $0, not applicable or have been rounded to $0.

Materials Incorporated By Reference

Information about each Fund is included in the respective Fund’s summary prospectus dated January 31, 2014, a copy of which accompanies this Proxy/Prospectus and is incorporated herein by reference.  The statutory prospectus of the Turner Funds, dated January 31, 2014, as supplemented, is also incorporated herein by reference.  The Statement of Additional Information dated [                     ], 2014, relating to this Proxy/Prospectus is incorporated herein by reference.  This document is on file with the SEC, and is available without charge by calling the Trust at the telephone number stated above or by writing the Trust at the following address:  Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

VOTING INFORMATION

General Information

The Trustees are furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting.  It is expected that the solicitation of proxies will be primarily by mail.  Officers and service contractors of the Trust may also solicit proxies by telephone or otherwise.  Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope; (2) by touch-tone voting; or (3) by on-line voting.  Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation, touch-tone voting, voting on line or a subsequently executed proxy or by attending the Special Meeting and voting in person.

Only Large Growth Fund shareholders of record at the close of business on October 1, 2014 will be entitled to vote at the Special Meeting.  As of that date, the Large Growth Fund had [                    ] and [                    ] units of beneficial interest (“shares”) of its Institutional Class and Investor Class, respectively, issued and outstanding.  Each whole share held entitles the shareholder to one vote for each dollar (carried forward to two decimal places) of net asset value of such share and each fractional share is entitled to a proportionate fractional vote.

The votes of the shareholders of the Midcap Growth Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

Shareholder and Board Approvals

The Plan of Reorganization is being submitted for approval by the Large Growth Fund’s shareholders at the Special Meeting pursuant to the Trust’s Agreement and Declaration of Trust and By-Laws, and was unanimously approved by the Trustees at a meeting held on September 12, 2014.  A majority in interest of the Large Growth Fund entitled to vote constitutes a quorum at the Special Meeting.  Approval of the Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding voting interests of the Large Growth Fund or (2) 67% or more of the voting interests of the Large Growth Fund present at the Special Meeting if more than 50% of the outstanding voting interests of the Large Growth Fund are represented at the Special Meeting in person or by proxy.  A vote for the Plan of Reorganization includes a vote for the Reorganization; conversely, a vote against the Plan of Reorganization is a vote against the Reorganization.

Quorum and Adjournment

In the event that at the time any session of the Special Meeting is called to order a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to postpone or adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more postponements or adjournments of the Special Meeting to permit further solicitation of proxies with respect to such proposal. Any such postponement or adjournment will require the affirmative vote of a majority in interest of the Large Growth Fund present in person or by proxy and voting at the session of the Special Meeting to be postponed or adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of any such proposal in favor of such a postponement or adjournment, and will vote those proxies required to be voted against any such proposal against any such postponement or adjournment. Subject to the foregoing, the Special Meeting may be adjourned and readjourned without further notice to shareholders.

A quorum is constituted with respect to the Large Growth Fund by the presence in person or by proxy of the holders of a majority in interest of the Large Growth Fund entitled to vote at the Special Meeting.  For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted.  Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Plan of Reorganization.  Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be considered for quorum determination purposes to be present at the Special Meeting but will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Plan of Reorganization.

Principal Shareholders

As of [                     ], 2014, the officers and Trustees of the Trust as a group owned or controlled less than 1% of the outstanding shares of each of the Midcap Growth Fund and the Large Growth Fund.  The following table sets forth the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of the Large Growth Fund as of October 1, 2014.  The type of ownership of each entry listed on the table is record ownership.  The percentage of the Midcap Growth Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Large Growth Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned

The following table sets forth the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of the Midcap Growth Fund as of [                     ], 2014.   The type of ownership of each entry listed on the table is record ownership.  The percentage of the Midcap Growth Fund that would be owned by the below named shareholder upon consummation of the Reorganization is expected to decline.

Midcap Growth Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company.  Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

OTHER INFORMATION

Shareholder Proposals

As a general matter, the Trust does not hold annual meetings of shareholders unless otherwise required by the 1940 Act.  By observing this policy, the Trust seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings.  If the Reorganization is not completed, the next meeting of the shareholders of the Trust will be held at such time as the Board of Trustees may determine or at such time as may be legally required.  Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Trust at its address stated on the first page of this Proxy/Prospectus.

Other Business

The Trust and Turner know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/Prospectus.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds’ financial reports, prospectuses, proxy statements and other similar documents, including this Proxy/Prospectus, to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Available Information

The Trust is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, files reports and other information with the SEC.  Reports, proxy statements, registration statements and other information filed by Turner may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549.  In addition, these materials can be inspected and copied at certain of the following regional offices of the SEC listed below:  New York Regional Office, 3 World Financial Center, Suite 4000, New York, New York 10281; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Philadelphia Regional Office, The Mellon Independence Center, 701 Market Street, Philadelphia, Pennsylvania 19106; Miami Regional Office, 801 Brickell Ave., Suite 1800, Miami, Florida 33131; Atlanta Regional Office, 950 East Paces Ferry, N.E., Ste 900, Atlanta, Georgia 30326; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, Texas 76102; Salt Lake Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; San Francisco Regional Office, 44 Montgomery Street, Suite 2800, San Francisco, California 94104.  Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Some of these items are also available on the Internet at www.sec.gov.  Information included in the Proxy/Prospectus concerning the Trust was provided by the Trust.

Financial Statements

The Funds’ audited financial statements, including KPMG LLP’s Report of Independent Registered Public Accounting Firm, are included in the Funds’ most recent Annual and Semiannual Reports and are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Trust in writing at the address, or by phone at the phone number, on the cover page of this Proxy/Prospectus.

*     *     *

Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope.  No postage is required if mailed in the United States.  Shareholders also may vote on-line or by telephone.

The Trust will furnish, without charge, copies of its 2014 Annual Report to any shareholder upon request by writing the Trust at the following address: Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805 or by telephone at 1-800-224-6312.

Appendix A

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”) is dated the 12th day of September, 2014, and has been adopted by the Board of Trustees of Turner Funds (the “Trust”), a Massachusetts business trust, to provide for the reorganization of its Turner Large Growth Fund (the “Transferor Fund”) into its Turner Midcap Growth Fund (the “Surviving Fund”).  The Transferor Fund and the Surviving Fund (each a “Fund” and together, the “Funds”) are each separate investment portfolios of the Trust.

A.                                                 Background

The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Board of Trustees of the Trust has determined that it is in the best interests of the Transferor Fund and its respective shareholders to be reorganized through the transfer of all of its assets and liabilities to the Surviving Fund upon the terms set forth in this Plan (the “Reorganization”).

This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

B.                                                 The Reorganization

1.                                                   At the Effective Time of the Reorganization (as defined below in Section 5 of this Article B), substantially all property of every description, and substantially all interests, rights, privileges and powers of the Transferor Fund, subject to substantially all liabilities of the Transferor Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the “Assets”) will be transferred and conveyed by the Transferor Fund to the Surviving Fund and will be assumed by the Surviving Fund, such that at and after the Effective Time of the Reorganization the Assets of the Transferor Fund will become and be the Assets of the Surviving Fund.  In exchange for the transfer of the Assets of the Transferor Fund, the Surviving Fund will contemporaneously issue to the Transferor Fund full and fractional Class I Shares (Investor Class Shares) and Class III Shares (Institutional Class Shares) of the Surviving Fund.  The number of Class I Shares of the Surviving Fund so issued will have an aggregate net asset value equal to the value of the Assets of Class II Shares (Investor Class Shares) of the Transferor Fund.  The number of Class III Shares of the Surviving Fund so issued will have an aggregate net asset value equal to the value of the Assets of Class I Shares (Institutional Class Shares) of the Transferor Fund.  The net asset value of Class I Shares and Class II Shares of the Transferor Fund and of Class I Shares and Class III Shares of the Surviving Fund shall be determined as of 4:00 p.m., Eastern time, on the business day preceding the Effective Time of the Reorganization, or at such other time as may be determined by the Board of Trustees or an authorized officer of the Trust.  The net asset value of Class I Shares and

Class II Shares of the Transferor Fund and Class I Shares and Class III Shares of the Surviving Fund shall be computed in the manner set forth in the Funds’ then current prospectus under the Securities Act of 1933, as amended.  At and after the Effective Time of the Reorganization, all debts, liabilities, obligations and duties of Class I Shares and Class II Shares of the Transferor Fund will attach to Class III Shares and Class I Shares of the Surviving Fund, respectively, as aforesaid and may thenceforth be enforced against the Surviving Fund to the same extent as if the same had been incurred by it.

2.                                                   Prior to the Effective Time of the Reorganization, the Transferor Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Effective Time of the Reorganization, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment income, if any, for the taxable periods or years ended on or before September 30, 2014 and for the period from said date to and including the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years or periods ended on or before September 30, 2014 and in the period from said date to and including the Effective Time of the Reorganization.

3.                                                   At the Effective Time of the Reorganization, the Transferor Fund will make a liquidating distribution to the holders of its Class I Shares of Class III Shares of the Surviving Fund such that the number of Class III Shares of the Surviving Fund that are distributed to Class I shareholders of the Transferor Fund will, as indicated above in Section 1 of this Article B, have an aggregate net asset value equal to the aggregate net asset value of the Class I Shares of the Transferor Fund that are outstanding immediately prior to the Effective Time of the Reorganization.  Each such Class I shareholder will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Reorganization with respect to Class I Shares of the Transferor Fund held by the shareholder immediately prior to the Effective Time of the Reorganization.

At the Effective Time of the Reorganization, the Transferor Fund also will make a liquidating distribution to the holders of its Class II Shares of Class I Shares of the Surviving Fund such that the number of Class I Shares of the Surviving Fund that are distributed to Class II shareholders of the Transferor Fund will, as indicated above in Section 1 of this Article B, have an aggregate net asset value equal to the aggregate net asset value of the Class II Shares of the Transferor Fund that are outstanding immediately prior to the Effective Time of the Reorganization.  Each such Class II shareholder will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Reorganization with respect to Class II Shares of the Transferor Fund held by the shareholder immediately prior to the Effective Time of the Reorganization.

4.                                                   The stock transfer books of the Trust with respect to the Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization.  Redemption requests received thereafter by the Trust with respect to the Transferor Fund will be deemed to be redemption requests for shares of the Surviving Fund issued in the Reorganization.

5.                                                   The “Effective Time of the Reorganization” for purposes of this Plan shall be the opening of business on January 20, 2015, or at such other time as may be determined by the Board of Trustees or an officer of the Trust.

C.                                                 Actions by Shareholders of the Transferor Fund

Prior to the Effective Time of the Reorganization and as a condition thereto, the Board of Trustees of the Trust will call, and the Trust will hold, a meeting of the shareholders of the Transferor Fund to consider and vote upon:

(1)                                              Approval of this Plan and the transactions contemplated hereby.

(2)                                              Such other matters as may be determined by the Board of Trustees of the Trust.

D.                                                 Conditions to the Reorganization

Consummation of this Plan and the Effective Time of the Reorganization will be subject to:

(1)                                              the approval of the matters referred to in Article C of this Plan by the shareholders of the Transferor Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Trustees of the Trust; and

(2)                                              the following additional conditions:

a.                                                  The Trust will have received an opinion of Drinker Biddle & Reath LLP, based on reasonable representations and assumptions, to the effect that:

(i)                                                  the shares of the Surviving Fund issued pursuant to this Plan will, when issued in accordance with the provisions hereof, be legally issued, fully paid and non-assessable; and

(ii)                                               for federal income tax purposes: (A) the Reorganization will constitute a “reorganization” within the meaning of section 368(a)(1)(C) or (D) of the Code, and the Transferor Fund and the Surviving Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code; (B) the Transferor Fund will recognize no gain or loss (i) upon the transfer of its assets to the Surviving Fund in exchange for Surviving Fund shares and the assumption of the liabilities of the Transferor Fund or (ii) upon the distribution of those shares to the shareholders of the Transferor Fund; (C) the Surviving Fund will recognize no gain or loss upon the receipt of the assets of the Transferor Fund in exchange for shares of the Surviving Fund and the assumption of the liabilities of the Transferor Fund; (D) the tax basis in the hands of the Surviving Fund of each asset of the Transferor Fund transferred to the Surviving Fund in the Reorganization will be the same as the basis of that asset in the hands of the Transferor Fund immediately before the transfer; (E) the holding period in the hands of the Surviving Fund of each asset of the Transferor Fund transferred to the Surviving Fund in the Reorganization will include the period during which that asset was held by the Transferor Fund;

(F) the shareholders of the Transferor Fund will recognize no gain or loss upon their receipt of shares of the Surviving Fund in exchange for shares of the Transferor Fund; (G) the aggregate tax basis of the Surviving Fund shares received by each shareholder of the Transferor Fund will equal the aggregate tax basis of the Transferor Fund shares surrendered by that shareholder in the Reorganization; (H) the holding periods of the Surviving Fund shares received by each shareholder of the Transferor Fund will include the holding periods of the Transferor Fund shares surrendered by that shareholder in the Reorganization, provided that the Transferor Fund shares are held by that shareholder as capital assets on the date of the Reorganization; (I) the Transferor Fund’s final taxable year will end on the date of the Reorganization; and (J) the Surviving Fund will succeed to and take into account the tax attributes of the Transferor Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

b.                                                  All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

E.                                                 Miscellaneous

1.                                                   This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

2.                                                   This Plan and the Reorganization contemplated hereby may be abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of the Trust.

3.                                                   At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Transferor Fund, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Transferor Fund, amend any of the provisions of this Plan.

4.                                                   The transaction expenses incurred in connection with the Reorganization will be borne by Turner Investments, L.P.

5.                                                   All persons dealing with the Trust or a Fund must look solely to the property of the Trust or such Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust.  No Fund shall be liable for any claims against any other Fund.  The Trust and Turner Investments, L.P. specifically acknowledge and agree that any liability of the Trust under this Plan with respect to a particular Fund, or in connection with the transactions contemplated herein with respect to a particular Fund, shall be discharged only out of the assets of the particular Fund and that no other portfolio of the Trust shall be liable with respect thereto.

6.                                                   The Trust, by consent of its Board of Trustees, or an officer authorized by such Board of Trustees, may waive any condition to the obligations of the Transferor Fund or Surviving Fund hereunder if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Transferor Fund and the Surviving Fund.

IN WITNESS WHEREOF, the parties hereto have caused this Plan to be duly executed all as of the day and year first above written.

THE TURNER FUNDS
on behalf of Turner Large Growth Fund and
Turner Midcap Growth Fund

By	/s/ Stephen J. Negrotti
Name:	Stephen J. Negrotti
Title:	President and Trustee

Turner Investments, L.P. hereby agrees to
join this Plan of Reorganization solely for purposes of
Article E(4) and (5) of the Plan

TURNER INVESTMENTS, L.P.

By:	/s/ Brian F. McNally
Name:	Brian F. McNally
Title:	General Counsel and Chief Compliance Officer, Principal

PART B

TURNER FUNDS

Turner Midcap Growth Fund

Statement of Additional Information

[                     ], 2014

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:
Turner Large Growth Fund	Turner Midcap Growth Fund
(the “Large Growth Fund”)	(the “Midcap Growth Fund”)

(each, a series of the Turner Funds)

1205 Westlakes Drive

Suite 100

Berwyn, Pennsylvania 19312

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [          ], 2014 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Large Growth Fund which is scheduled to be held on January 15, 2015.  A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling the Turner Funds toll free at 1-800-224-6312.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.  The Reorganization (as defined below) is expected to occur in accordance with the terms of the Plan of Reorganization.

General Information:

This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of the Large Growth Fund by the Midcap Growth Fund and the assumption by the Midcap Growth Fund of all of the liabilities of the Large Growth Fund, in exchange for Institutional Class Shares and Investor Class Shares of the Midcap Growth Fund having an aggregate value equal to the net asset value of Institutional Class Shares and Investor Class Shares of the Large Growth Fund, respectively, as of the close of business on the business day immediately preceding the effective time of the Reorganization; the distribution of the Midcap Growth Fund’s Institutional Class Shares to each holder of the Large Growth Fund’s Institutional Class Shares, as of the effective time of the Reorganization, and the distribution of the Midcap Growth Fund’s Investor Class Shares to each holder of the Large Growth Fund’s Investor Class Shares, as of the effective time of the Reorganization; and the complete liquidation of the Large Growth Fund (collectively, the “Reorganization”).

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

(1)

Statement of Additional Information of the Turner Funds dated January 31, 2014 (previously filed on EDGAR, Accession No. 0001104659-14-004614), as supplemented April 17, 2014 (previously filed on EDGAR, Accession No. 0001104659-14-028464).

(2)

The audited financial statements and related report of the independent registered public accounting firm included in the Turner Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2013 (previously filed on EDGAR, Accession No. 0001104659-13-088796). No other parts of the Annual Report are incorporated herein by reference.

(3)

The unaudited financial statements included in the Turner Funds’ Semiannual Report to Shareholders for the six months ended March 31, 2014 (as previously filed on EDGAR, Accession No. 0001104659-14-044023). No other parts of the Semiannual Report are incorporated herein by reference.

1

Pro Forma Financial Statements

Under the Plan of Reorganization, the Large Growth Fund will be reorganized into the Midcap Growth Fund.  Shown below are unaudited pro forma financial statements for the combined Midcap Growth Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated [              ], 2014, had been consummated as of March 31, 2014.

The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statement of Assets and Liabilities have been adjusted to give effect to the Reorganization as if it had occurred on March 31, 2014.  The Pro Forma Combined Statement of Operations is for the twelve months ended March 31, 2014 and has been adjusted to give effect to the Reorganization as if it had occurred on April 1, 2013.

The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on March 31, 2014.  These pro forma numbers have been adjusted for fee rate differences or estimated in good faith based on information regarding the Large Growth Fund and Midcap Growth Fund for twelve months ended March 31, 2014.

The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of the Large Growth Fund and Midcap Growth Fund and such information has been adjusted to give effect to the Reorganization as if it had occurred on March 31, 2014.  The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the Midcap Growth Fund included in its Annual Report to Shareholders for the fiscal year ended September 30, 2013, and its Semiannual Report to Shareholders for the six-month period ended March 31, 2014, which are incorporated herein by reference to the extent stated above.  The combination of Large Growth Fund and Midcap Growth Fund will be accounted for as a tax-free reorganization.

2

Turner Large Growth Fund

Turner Midcap Growth Fund

Pro Forma Combined

Schedule of Investments(a)

As of March 31, 2014

(Unaudited)

	% of	Turner Large Growth Fund		Turner Midcap Growth Fund		Pro Forma Combined
	Combined Net Assets	Shares	Value (000)	Shares	Value (000)	Shares	Value (000)
Common stock†	97.7%
Consumer discretionary	23.0%
Amazon.com*		3,400	$1,145	—	$—	3,400	$1,145
BorgWarner		—	—	120,010	7,378	120,010	7,378
Chipotle Mexican Grill*		1,020	579	—	—	1,020	579
Comcast, Cl A		17,030	852	—	—	17,030	852
Dunkin’ Brands Group		—	—	120,850	6,064	120,850	6,064
Fossil*		—	—	24,260	2,829	24,260	2,829
General Motors		16,760	577	—	—	16,760	577
Harley-Davidson		—	—	76,620	5,104	76,620	5,104
Hilton Worldwide Holdings*		20,020	445	—	—	20,020	445
Home Depot		11,080	877	—	—	11,080	877
HomeAway*		—	—	148,150	5,581	148,150	5,581
Kate Spade*		—	—	194,330	7,208	194,330	7,208
Las Vegas Sands		9,550	771	—	—	9,550	771
Liberty Global, Cl C*		13,250	539	67,350	2,742	80,600	3,281
Liberty Global, Cl A*^		13,250	551	67,350	2,802	80,600	3,353
MGM Resorts International*		—	—	131,930	3,412	131,930	3,412
Michael Kors Holdings*		6,620	617	58,070	5,416	64,690	6,033
Netflix*		—	—	14,000	4,928	14,000	4,928
Nike, Cl B		7,220	533	—	—	7,220	533
Polaris Industries		—	—	35,240	4,923	35,240	4,923
Priceline.com*		500	596	—	—	500	596
PVH		—	—	50,160	6,258	50,160	6,258
Ralph Lauren		—	—	37,280	5,999	37,280	5,999
Starbucks		10,590	777	—	—	10,590	777
Starwood Hotels & Resorts Worldwide		—	—	83,480	6,645	83,480	6,645
Toll Brothers*		—	—	94,150	3,380	94,150	3,380
Tractor Supply		—	—	38,370	2,710	38,370	2,710
TripAdvisor*		—	—	73,140	6,626	73,140	6,626
Walt Disney		11,890	953	—	—	11,890	953
Wynn Resorts		—	—	32,225	7,159	32,225	7,159
Total Consumer discretionary			9,812		97,164		106,976

Consumer staples	7.0%
Church & Dwight		—	—	47,880	3,307	47,880	3,307
Colgate-Palmolive		16,920	1,098	—	—	16,920	1,098
Estee Lauder, Cl A		7,560	506	—	—	7,560	506
Hershey		—	—	93,120	9,722	93,120	9,722

3

	% of	Turner Large Growth Fund		Turner Midcap Growth Fund		Pro Forma Combined
	Combined Net Assets	Shares	Value (000)	Shares	Value (000)	Shares	Value (000)
Kroger		—	—	111,140	4,851	111,140	4,851
Monster Beverage*		6,450	448	—	—	6,450	448
WhiteWave Foods, Cl A*		—	—	195,340	5,575	195,340	5,575
Whole Foods Market		6,278	318	133,500	6,770	139,778	7,088
Total Consumer staples			2,370		30,225		32,595

Energy	3.9%
Cabot Oil & Gas		—	—	139,750	4,735	139,750	4,735
Concho Resources*		5,758	705	43,768	5,362	49,526	6,067
Gulfport Energy*		—	—	82,780	5,892	82,780	5,892
Halliburton		12,230	720	—	—	12,230	720
Schlumberger		7,450	727	—	—	7,450	727
Total Energy			2,152		15,989		18,141

Financials	7.9%
Affiliated Managers Group*		3,170	634	38,910	7,784	42,080	8,418
AON		7,870	663	79,200	6,675	87,070	7,338
IntercontinentalExchange Group		3,830	758	40,010	7,915	43,840	8,673
Morgan Stanley		14,330	447	—	—	14,330	447
Ocwen Financial*		—	—	82,110	3,217	82,110	3,217
PacWest Bancorp^		—	—	66,510	2,861	66,510	2,861
Signature Bank*		—	—	43,810	5,502	43,810	5,502
Total Financials			2,502		33,954		36,456

Health care	16.7%
Actavis*		—	—	42,000	8,645	42,000	8,645
Alexion Pharmaceuticals*		—	—	49,324	7,504	49,324	7,504
AmerisourceBergen, Cl A		—	—	87,470	5,737	87,470	5,737
Biogen Idec*		3,400	1,040	—	—	3,400	1,040
Bristol-Meyers Squibb		16,070	835	—	—	16,070	835
Cerner*		9,740	548	104,910	5,901	114,650	6,449
Cooper		—	—	38,290	5,260	38,290	5,260
Covance*		—	—	33,410	3,471	33,410	3,471
Cubist Pharmaceuticals*		—	—	92,830	6,791	92,830	6,791
Endo International*		—	—	69,410	4,765	69,410	4,765
Gilead Sciences*		11,910	844	—	—	11,910	844
HCA Holdings*		—	—	97,420	5,115	97,420	5,115
McKesson		5,240	925	—	—	5,240	925
Mylan*		8,550	417	83,400	4,072	91,950	489
NPS Pharmaceuticals*		—	—	102,120	3,056	102,120	3,056
Perrigo		—	—	26,560	4,108	26,560	4,108
Pharmacyclics		2,670	268	—	—	2,670	268
Regeneron Pharmaceuticals*		—	—	14,850	4,459	14,850	4,459
Veeva Systems, Cl A*		—	—	148,115	3,955	148,115	3,955
Total Health care			4,877		72,839		77,716

Industrials	9.2%
AMETEK		17,380	895	—	—	17,380	895

4

	% of	Turner Large Growth Fund		Turner Midcap Growth Fund		Pro Forma Combined
	Combined Net Assets	Shares	Value (000)	Shares	Value (000)	Shares	Value (000)
Canadian Pacific Railway		5,360	806	—	—	5,360	806
Delta Air Lines		—	—	242,700	8,409	242,700	8,409
Eaton PLC		6,770	509	—	—	6,770	509
Genesee & Wyoming, Cl A*		—	—	38,800	3,776	38,800	3,776
Honeywell International		10,180	945	—	—	10,180	945
Kirby*		5,070	513	—	—	5,070	513
MasTec*		—	—	82,980	3,605	82,980	3,605
Pentair		10,580	839	47,150	3,741	57,730	4,580
Precision Castparts		2,860	723			2,860	723
Rockwell Automation		4,880	608	52,180	6,499	57,060	7,107
Roper Industries		—	—	55,590	7,422	55,590	7,422
United Rentals*		—	—	37,700	3,579	37,700	3,579
Total Industrials			5,838		37,031		42,869

Information technology	23.6%
Alliance Data Systems*		—	—	32,820	8,942	32,820	8,942
Amphenol		5,530	507	—	—	5,530	507
Apple		3,080	1,653	—	—	3,080	1,653
Avago Technologies		—	—	159,620	10,281	159,620	10,281
Cardtronics*		—	—	108,210	4,204	108,210	4,204
Cavium*		11,160	488	144,979	6,340	156,139	6,828
Ciena*		14,770	336	156,070	3,549	170,840	3,885
Cornerstone OnDemand*		—	—	117,200	5,610	117,200	5,610
Facebook, Cl A*		19,680	1,186	—	—	19,680	1,186
Google, Cl A*		1,925	2,144	—	—	1,925	2,144
KLA-Tencor		—	—	81,680	5,647	81,680	5,647
LinkedIn, Cl A*		3,170	586	43,060	7,964	46,230	8,550
Microchip Technology		13,900	664	—	—	13,900	664
NXP Semiconductors*		19,200	1,129	163,860	9,637	183,060	10,766
Red Hat*		6,960	369	—	—	6,960	369
Salesforce.com*		15,020	857	—	—	15,020	857
ServiceNow*		9,170	549	107,040	6,414	116,210	6,963
Splunk*		7,020	502	51,860	3,707	58,880	4,209
Stratasys*^		6,150	652	—	—	6,150	652
Tableau Software, Cl A*		6,620	504	56,430	4,293	63,050	4,797
Teradyne*		—	—	292,590	5,820	292,590	5,820
Visa, Cl A		6,110	1,319	—	—	6,110	1,319
Workday, Cl A*		4,460	408	50,882	4,652	55,342	5,060
Xilinx		—	—	98,840	5,364	98,840	5,364
Yelp*		—	—	43,210	3,324	43,210	3,324
Total Information technology			13,853		95,748		109,601

Materials	5.5%
Eastman Chemical		—	—	46,030	3,968	46,030	3,968
International Flavors & Fragrances		—	—	54,920	5,254	54,920	5,254
Methanex		6,700	428	98,880	6,322	105,580	6,750
Monsanto		8,365	951	—	—	8,365	951

5

	% of	Turner Large Growth Fund		Turner Midcap Growth Fund		Pro Forma Combined
	Combined Net Assets	Shares	Value (000)	Shares	Value (000)	Shares	Value (000)
PPG Industries		—	—	21,590	4,177	21,590	4,177
Rock-Tenn, Cl A		—	—	39,270	4,146	39,270	4,146
Total Materials			1,379		23,867		25,246

Telecommunication services	0.9%
SBA Communications, Cl A*		—	—	48,530	4,414	48,530	4,414
Total Telecommunication services			—		4,414		4,414

Total Common Stock			42,783		411,231		454,014

Cash equivalent	3.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.045%*** (1)		2,106,576	2,107	15,734,451	15,734	17,841,027	17,841

Total Cash equivalent			2,107		15,734		17,841

Total Investments	101.5%		$44,890		$426,965		$471,855
Liabilities in excess of other assets	(1.5)%		(1,333)		(5,600)		(6,933)
Net Assets	100.0%		$43,557		$421,365		$464,922

Total Investments at Cost**			$36,978		$324,862		$361,840

As of March 31, 2014, all of the investments of both funds and the pro forma combined fund were considered Level 1.  Please see Note 3 in the Pro Forma Notes to Combined Financial Statements for further information regarding fair value measurements.

(a)               No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consummation of the merger, securities may need to be sold in order for the Midcap Growth Fund to comply with its prospectus restrictions.  The foregoing sentence shall not restrict in any way the ability of the investment adviser from buying or selling securities in the normal course of such fund’s business and operations.

*                       Non-income producing security.

**                This number is listed in thousands.

***         Rate shown is the 7-day effective yield as of March 31, 2014.

†                       More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

^                        Security fully or partially on loan at March 31, 2014.  The total value of securities on loan at March 31, 2014, was $1,175** for the Large Growth Fund, $5,660** for the Midcap Growth Fund, and $6,835** for the pro forma combined fund.  Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

(1)               A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at March 31, 2014 was $1,184** for the Large Growth Fund, $5,676** for the Midcap Growth Fund and $6,860** for the pro forma combined fund.

Cl - Class

6

Turner Large Growth Fund

Turner Midcap Growth Fund

Pro Forma Combined

Statement of Assets and Liabilities (000)

As of March 31, 2014

(Unaudited)

	Turner Large Growth Fund		Turner Midcap Growth Fund		Pro Forma Adjustments	Pro Forma Combined
Assets:

Investment securities, at cost	$36,978		$324,862		$—	$361,840
Investment securities, at value	$44,890	*	$426,965	*	$—	$471,855	*
Receivable for investment securities sold	—		2,087		—	2,087
Receivable for capital shares sold	5		383		—	388
Prepaid expenses	16		36		—	52
Receivable for dividend income	14		55		—	69
Total assets	44,925		429,526		—	474,451

Liabilities:

Payable for investment securities purchased	—		1,143		—	1,143
Obligation to return securities lending collateral	1,184		5,676		—	6,860
Payable for capital shares redeemed	101		861		—	962
Payable due to shareholder servicing	27		59		—	86
Other accrued expenses	56		422		—	478
Total liabilities	1,368		8,161		—	9,529

Net assets	$43,557		$421,365		$—	$464,922

* Includes market value of securities on loan	$1,175	$5,660	$—	$6,835

Net Assets:

Portfolio capital	$89,554	$283,919	$—	$373,473
Undistributed net investment income (distributions in excess of investment income)	64	(689)	—	(625)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(53,973)	36,032	—	(17,941)
Net unrealized appreciation on investments	7,912	102,103	—	110,015
Net Assets	$43,557	$421,365	$—	$464,922

Outstanding shares of beneficial interest (1)

Investor Shares (a)(2)	1,289,591	7,157,796	(736,001)	7,711,386
Institutional Shares (b)(2)	1,367,892	3,738,952	(785,748)	4,321,096
Retirement Class Shares (2)	—	132,548	—	132,548

7

	Turner Large Growth Fund	Turner Midcap Growth Fund	Pro Forma Adjustments	Pro Forma Combined
Net Assets

Investor Shares (a)(2)	$21,030,329	$271,917,617	—	$292,947,946
Institutional Shares (b)(2)	22,526,756	144,683,173	—	167,209,929
Retirement Class Shares (2)	—	4,764,183	—	4,764,183
Net Assets	$43,557,085	$421,364,973	$—	$464,922,058

Net asset value, offering and redemption price per share

Investor Shares	$16.31	$37.99		$37.99
Institutional Shares	$16.47	$38.70		$38.70
Retirement Class Shares	—	$35.94		$35.94

(a) Investor Shares of the Large Growth Fund are exchanged for new Investor Shares of the Midcap Growth Fund.

(b) Institutional Shares of the Large Growth Fund are exchanged for new Institutional Shares of the Midcap Growth Fund.

(1) Unlimited authorization – par value $0.00001

(2) Shares and Net Assets have not been rounded.

Amounts designated as “–” are either not applicable, $0 or have been rounded to $0.

8

Turner Large Growth Fund

Turner Midcap Growth Fund

Pro Forma Combined

Statement of Operations (000)

For the Year Ended March 31, 2014

(Unaudited)

	Turner Large Growth Fund	Turner Midcap Growth Fund	Pro Forma Adjustments		Pro Forma Combined
Investment Income:
Dividend	$782	$2,092	$—		$2,874
Securities lending	99	236	—		335
Foreign taxes withheld	(3)	(2)	—		(5)
Total Investment Income	878	2,326	—		3,204

Expenses
Investment advisory fees	510	3,297	105	(1)	3,912
Administrator fees	127	669	—		796
Shareholder service fees(2)	62	637	—		699
Shareholder service fees(3)	—	11	—		11
Distribution fees(3)	—	11	—		11
Accounting agent fees	1	2	—		3
Custodian fees	26	53	(20	)(4)	59
Transfer agent fees	79	270	(50	)(4)	299
Registration fees	38	55	(32	)(4)	61
Professional fees	29	151	—		180
Trustees’ fees	19	95	—		114
Insurance and other fees	66	253	(10	)(4)	309
Total expenses	970	5,512	(7)		6,475
Less:
Investment advisory fee waiver	(316)	(767)	175		(908)
Shareholder services fee waiver	—	—	—		—
Net expenses	654	4,475	168		5,567

Net investment gain (loss)	224	(2,419)	(168)		(2,363)

Net realized gain from securities sold	26,456	94,572	—		121,028
Net change in unrealized appreciation (depreciation) on investments	(8,447)	18,455	—		10,008
Net realized and unrealized gain on investments	18,009	113,027	—		131,036

Net increase in net assets resulting from operations	$18,233	$110,608	$(168)		$128,673

(1) Increase in Investment advisory fees is due to higher effective fee rate for the Midcap Growth Fund.

(2) Attributable to Investor Shares only.

(3) Attributable to Retirement Class Shares only.

(4) Decrease due to elimination of duplicative expenses achieved by merging the funds.

Amounts designated as “–” are either not applicable, $0 or have been rounded to $0.

9

Turner Large Growth Fund

Turner Midcap Growth Fund

Pro Forma Notes to Combined Financial Statements

March 31, 2014 (Unaudited)

1. Description of the Funds

The Turner Large Growth Fund (the “Large Growth Fund”) and the Turner Midcap Growth Fund (the “Midcap Growth Fund”), each a “Fund” and collectively the “Funds,” are series of the Turner Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with ten active portfolios as of March 31, 2014.  Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer Investor Class Shares and Institutional Class Shares, and the Midcap Growth Fund is also registered to offer Retirement Class Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

2. Basis of Combination

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of the Large Growth Fund by the Midcap Growth Fund as if such acquisition had taken place as of March 31, 2014.

The Board of Trustees of the Turner Funds has approved the Plan of Reorganization, dated as of September 12, 2014. The Plan of Reorganization is subject to shareholder approval. Under the terms of the Plan of Reorganization, the reorganization of the Large Growth Fund into the Midcap Growth Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of all of the net assets of the Large Growth Fund in exchange for shares of the Midcap Growth Fund at net asset value. Investor Class Shares of the Midcap Growth Fund will be issued in exchange for Investor Class Shares of the Large Growth Fund and Institutional Class Shares of the Midcap Growth Fund will be issued in exchange for Institutional Class Shares of the Large Growth Fund.

The unaudited pro forma Combined Schedule of Investments and the unaudited pro forma Combined Statement of Assets and Liabilities have been combined as if the above-mentioned acquisition had occured on March 31, 2014.  The unaudited pro forma Combined Statement of Operations is for the twelve months ended March 31, 2014 and has been adjusted to give effect to the above-mentioned acquisition as if it had occured April 1, 2013. Following the acquisition, the Midcap Growth Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), the historical cost of investment securities will be carried forward to the accounting survivor and the results of operations for pre-combination periods of the accounting survivor will not be restated.

The accompanying unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the Funds included in their Annual Report to Shareholders for the fiscal year ended September 30, 2013, and their Semiannual Report to Shareholders for the six-month period ended March 31, 2014, which are incorporated by reference into this Statement of Additional Information.

The following notes refer to the accompanying pro forma combined financial statements as if the above-mentioned acquisition of the Large Growth Fund by the Midcap Growth Fund had taken place as of March 31, 2014.

10

3. Significant accounting policies:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

At March 31, 2014, all of the investments in the Funds and the pro forma combined fund were considered Level 1.

For the year ended March 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. For each Fund there were no significant transfers between the levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depositary Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the

11

Committee. Depending on the source or relative significance of the valuation inputs, these valuations may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. In addition, the Funds’ Sub-administrator, Citi Fund Services Ohio, Inc., monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculated its net asset value. If price movements in a monitored index or security exceed levels recommended by the Committee for approval by the Board (‘trigger points”), the Sub-administrator will notify Turner Investments, L.P. (the “Adviser”) that such limits have been exceeded.  If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service. The circumstances described above use significant observable inputs and therefore these valuations are considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for the Funds are distributed to shareholders at least annually.

4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Midcap Growth Fund that would have been issued at March 31, 2014, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Large Growth Fund, as of March 31, 2014, divided by the net asset value per share of the shares of the Midcap Growth Fund as of March 31, 2014.

The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2014:

Class of Shares	Shares of Midcap Growth Fund Pre- Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Institutional Class	3,738,952	582,144	4,321,096
Investor Class	7,157,796	553,590	7,711,386
Retirement Class	132,548	—	132,548

5. Federal Tax Information

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code

12

and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

At March 31, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Funds, excluding securities sold short and written options, were as follows (000):

Fund	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (000)
Large Growth Fund	$36,966	$8,421	$(497)	$7,924
Midcap Growth Fund	325,233	106,157	(4,425)	101,732
Pro Forma Combined Fund	362,199	114,578	(4,922)	109,656

13

TURNER FUNDS

FORM N-14

PART C – OTHER INFORMATION

Item 15.                                                  Indemnification

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant’s Trustees and officers.  Certain of the Registrant’s agreements with service providers also provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.                                                  Exhibits

(1)                                 (a)                                 Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(b)                                 Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to Exhibit 1(a) of the Registrant’s Post-Effective Amendment No. 5 as filed on April 10, 1997.

(c)                                  Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant’s Post-Effective Amendment No. 21 as filed on January 28, 2002.

(2)                                 (a)                                 By-Laws are incorporated by reference to Exhibit 2 of the Registrant’s Registration Statement as filed on February 1, 1996.

(b)                                 Amendment to Section 5 of the By-Laws of the Registrant, effective February 19, 2010 is incorporated by reference to Exhibit (b)(2) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(3)                                 Not Applicable

(4)                                 Plan of Reorganization dated September 12, 2014 is attached as Appendix A of the combined Proxy Statement/Prospectus of this Registration Statement on Form N-14.

(5)                                 Article III, Article IV, Section 6, Article V, Article VI, Article IX of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1) and Sections 2, 7, 12.6 and 12.7 of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (2).

(6)                                 (a)                                 Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant’s Post-Effective Amendment No. 4 as filed on January 28, 1997.

(b)                                 Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant’s Post-Effective Amendment No. 12 as filed on November 17, 1998.

(c)                                  Investment Advisory Agreement between the Registrant and Turner Investment Management LLC, with respect to the Small Cap Equity Fund, is incorporated by reference to Exhibit (d)(9) of the Registrant’s Post-Effective Amendment No. 23 as filed on March 14, 2002.

(d)                                 Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(e)                                  Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 39 as filed on July 25, 2005.

(f)                                   Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 44 as filed on November 17, 2006.

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(g)                                  Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(h)                                 Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(9) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(i)                                     Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(j)                                    Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(11) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(k)                                 Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(12) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(l)                                     Assumption Agreement dated January 1, 2012 between Turner Investment Partners, Inc. and Turner Investments, L.P. is incorporated by reference to Exhibit (d)(13) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(m)                             Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (d)(14) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(7)                                 Distribution Agreement between the Registrant and Foreside Fund Services, LLC, is incorporated by reference to Exhibit (e)(1) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(8)                                 Not applicable.

(9)                                 (a)                                 Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(1) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

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(b)                                 Amendment to the Global Custodial Services Agreement between Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(c)                                  Amended Appendix I to the Global Custodial Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(3) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(d)                                 Amended Appendix I to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(4) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(10)                          (a)                                 Amended and Restated Rule 12b-1 plan is incorporated by reference to Exhibit (m)(1) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(b)                                 Rule 12b-1 plan for Class C Shares is incorporated by reference to Exhibit (m)(2) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(c)                                  Amended Rule 18f-3 plan is incorporated by reference to Exhibit (n)(1) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(d)                                 Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(e)                                  Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(f)                                   Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(4) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(g)                                  Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(5) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

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(h)                                 Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(11)(a)                                                           Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is filed herewith.

(11)(b)                                                           Opinion and consent of counsel with respect to Massachusetts law is filed herewith.

(12)                          Opinion of counsel with respect to certain tax consequences is filed herewith.

(13)                          (a)                                 Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(b)                                 Sub-Administration Agreement between Turner Investment Partners, Inc., and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(c)                                  Amended Schedule 5 to the Sub-Administration Agreement, as amended, dated as of October 1, 2010 between Turner Investment Partners, L.P. and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(22) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(d)                                 Amendment to Sub-Administration Agreement dated May 1, 2013 between Turner Investments, L.P. and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(23) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(e)                                  Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 11 as filed on January 23, 1998.

(f)                                   Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(g)                                  Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund, the Quantitative Broad Market Equity Fund and Institutional Shares of the

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Midcap Growth Fund is incorporated by reference to Exhibit (h)(4) of the Registrant’s Post- Effective Amendment No. 53 as filed on April 21, 2008.

(h)                                Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund and the Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (h)(6) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(i)                                    Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Investor Class Shares of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (h)(7) of the Registrant’s Post- Effective Amendment No. 57 as filed on October 27, 2008.

(j)                                    Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(9) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(k)                                Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional and Investor Class Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(l)                                     Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(m)                             Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(n)                                 Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional Class, Investor Class and Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(o)                                 Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Turner Global

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Opportunities Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(p)                                 Contractual Fee Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. and Turner Investment Management LLC relating to the Turner Titan Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(q)                                 Contractual Fee Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. and Turner Investment Management LLC relating to the Turner Market Neutral Fund is incorporated by reference to Exhibit (h)(18) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(r)                                    Contractual Fee Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. and Turner Investment Management LLC relating to the Turner Medical Sciences Long/Short Fund is incorporated by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(s)                                   Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(t)                                    Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(20) of the Registrant’s Post-Effective Amendment No. 75 as filed on January 28, 2013.

(u)                                 Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. relating to the Turner Emerging Markets Fund is incorporated by reference to Exhibit (h)(21) of the Registrant’s Post-Effective Amendment No. 78 as filed on August 6, 2013.

(v)                                 Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(22) of the Registrant’s Post-Effective Amendment No. 80 as filed on January 28, 2014.

(14)                          Consent of KPMG LLP is filed herewith.

(15)                          Not Applicable

(16)                          Powers of Attorney of Alfred C. Salvato, Janet F. Sansone, and John T. Wholihan are filed herewith.

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(17)                          Form of Proxy Cards are filed herewith.

Item 17.                                                  Undertakings

(1)                                 The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                 The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this registration statement has been signed on behalf of the registrant, in the City of Berwyn, and Commonwealth of Pennsylvania, on the 23rd day of September, 2014.

TURNER FUNDS

By:	/s/ Bashir C. Asad
Bashir C. Asad
Controller and Chief Financial Officer

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

	/s/ Stephen J. Negrotti	Trustee	September 23, 2014
Stephen J. Negrotti

	*JANET F. SANSONE	Trustee	September 23, 2014
Janet F. Sansone

	*ALFRED C. SALVATO	Trustee and Chairman of the Board	September 23, 2014
Alfred C. Salvato

	* JOHN T. WHOLIHAN	Trustee	September 23, 2014
John T. Wholihan

	/s/ Stephen J. Negrotti	President and Chief Executive Officer	September 23, 2014
Stephen J. Negrotti

	/s/ Bashir C. Asad	Controller and Chief Financial Officer	September 23, 2014
Bashir C. Asad

*By:	/s/ Brian F. McNally
Brian F. McNally
Attorney-In-Fact (pursuant to Power of Attorney)

Exhibit Index

(11)(a)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable

(b)	Opinion and consent of counsel with respect to Massachusetts law

(12)	Opinion of counsel with respect to certain tax consequences

(14)	Consent of KPMG LLP

(16)	Powers of Attorney of Alfred C. Salvato, Janet F. Sansone, and John T. Wholihan

(17)	Form of Proxy Cards

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